UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway,

Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 04/30/14

Item 1.	Reports to Stockholders.

BRC

Large Cap

Focus Equity Fund

Semi-Annual Report

April 30, 2014

Fund Adviser:

BRC Investment Management LLC

8400 East Prentice Avenue, Suite 1401

Greenwood Village, Colorado 80111

Toll Free (877) 272-1214

LETTER FROM CHIEF INVESTMENT OFFICER – (Unaudited)

The investment strategy of the BRC Large Cap Focus Equity Fund (the “Fund”) is based on our belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. By incorporating a combination of proprietary behavioral valuation techniques, we seek to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and upward earnings estimate revisions. Regardless of market conditions, so long as the predictive abilities of the quantitative models remain strong and investors continue to react to industry experts, the management team expects this investment strategy to provide above average returns over a typical 3-5 year investment cycle.

For this reporting period, the management team was satisfied with the predictive abilities of the quantitative model and the implementation of the investment process. The Fund held equity positions representing those securities that were highly ranked by our quantitative models and were evaluated and approved by our fundamental analysts.

•

Holdings in the Fund’s portfolio received significantly more upward analyst revisions compared to a hypothetical portfolio of stocks randomly selected from the large-cap universe would have been expected to receive.

•

On the earnings-surprise front, a significant number of portfolio companies announced earnings that were materially higher than analyst expectations, with only a few companies reporting materially negative earnings surprises.

As a result of our ability to select and manage the securities in the portfolio, the performance results exceeded the benchmark for the reporting period. The behavior we seek to identify and monetize was evident and achieved the intended results.

The Adviser has proprietary tools for tacking and monitoring risk factors. Some of the factors we focus on include; value factors (P/B, P/E, P/S, P/CF etc.); medium-term and short-term momentum; market capitalization; beta; and volatility, among others. Using analytical tools that are distinct from those of portfolio management, the risk management process assesses the risks embedded in the strategy.

We monitor the levels and trends of fundamental factor exposures, economic sector exposures, and the composition and magnitude of residual risk versus various benchmarks and indices. For the reporting period, this risk management process resulted in even sector and style exposures and a realized beta significantly lower than the market.

On behalf of the management team, I would like to thank you for your continued support. You have our commitment to the consistent application of our investment process and to a proprietary research agenda that will drive our ongoing effort to add value for our clients.

John R. Riddle, CFA

Managing Principal and Chief Investment Officer

1

INVESTMENT RESULTS – (Unaudited)

	Total Returns* (for the periods ended April 30, 2014)
	Six Months	One Year	Since Inception (December 21, 2012)
BRC Large Cap Focus Equity Fund - Institutional Class	10.07%	22.76%	25.57%
S&P 500 Index®**	8.36%	20.44%	24.17%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated February 28, 2014, were 6.44% of net assets for the Institutional Class (0.55% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 29, 2016, so that the Total Annual Fund Operating Expenses does not exceed 0.55%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (877) 272-1214.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index is a widely recognized unmanaged index of equity securities and are representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

INVESTMENT RESULTS – (Unaudited)

Comparison of the Growth of a $10,000 Investment in the BRC Large Cap Focus Equity Fund - Institutional Class and the S&P 500® Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on December 21, 2012 (commencement of Institutional Class operations) and held through April 30, 2014. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call (877) 272-1214. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

3

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the BRC Large Cap Focus Equity Fund is to seek long-term capital appreciation that will exceed the S&P 500 Index over a three-to-five year time horizon.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the entire period from November 1, 2013 to April 30, 2014.

4

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

BRC Large Cap Focus Equity Fund – Institutional Class	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 – April 30, 2014
Actual*	$1,000.00	$1,100.70	$2.86
Hypothetical**	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365.

**	Assumes a 5% return before expenses.

5

BRC LARGE CAP FOCUS EQUITY FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 (Unaudited)

COMMON STOCKS – 98.27%	Shares	Fair Value

Consumer Discretionary – 17.51%
BorgWarner, Inc.	6,826	$424,168
Foot Locker, Inc.	9,139	425,238
Home Depot, Inc./The	4,358	346,505
Michael Kors Holdings Ltd. *	3,946	359,875
Viacom, Inc. – Class B	4,403	374,167
Wyndham Worldwide Corp.	5,165	368,471

		2,298,424

Consumer Staples – 5.82%
Constellation Brands, Inc. – Class A *	4,738	378,282
CVS Caremark Corp.	5,302	385,561

		763,843

Energy – 9.15%
EOG Resources, Inc.	4,083	400,134
Helmerich & Payne, Inc.	3,640	395,486
Valero Energy Corp.	7,100	405,907

		1,201,527

Financials – 16.84%
Discover Financial Services	6,658	372,182
Lincoln National Corp.	7,649	371,053
Prudential Financial, Inc.	4,220	340,470
T. Rowe Price Group, Inc.	4,692	385,354
Travelers Cos., Inc./The	3,885	351,903
Wells Fargo & Co.	7,862	390,270

		2,211,232

Health Care – 8.56%
Aetna, Inc.	5,333	381,043
Biogen Idec, Inc. *	1,295	371,820
Cardinal Health, Inc.	5,333	370,697

		1,123,560

Industrials – 12.83%
ManpowerGroup	4,754	386,690
Northrop Grumman Corp.	3,794	461,009
Raytheon Co.	4,266	407,318
Snap-on, Inc.	3,702	429,432

		1,684,449

See accompanying notes which are an integral part of these financial statements.

6

BRC LARGE CAP FOCUS EQUITY FUND

SCHEDULE OF INVESTMENTS – (continued)

April 30, 2014 (Unaudited)

COMMON STOCKS – 98.27%– continued	Shares	Fair Value

Information Technology – 14.60%
Accenture PLC – Class A	4,403	$353,209
Amdocs Ltd.	8,453	393,318
Intuit, Inc.	4,890	370,417
Microchip Technology, Inc.	9,110	433,089
TE Connectivity Ltd.	6,216	366,620

		1,916,653

Materials – 6.83%
Lyondellbasell Industries NV – Class A	4,693	434,102
Westlake Chemical Corp.	6,490	462,088

		896,190

Telecommunication Services – 3.32%
Level 3 Communications, Inc. *	10,120	435,464

Utilities – 2.81%
Public Service Enterprise Group, Inc.	9,019	369,508

TOTAL COMMON STOCKS (Cost $11,752,859)		12,900,850

MONEY MARKET SECURITIES – 2.34%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.06% (a)	307,697	307,697

TOTAL MONEY MARKET SECURITIES (Cost $307,697)		307,697

TOTAL INVESTMENTS – 100.61% (Cost $12,060,556)		13,208,547

Liabilities in Excess of Other Assets – (0.61)%		(80,704)

TOTAL NET ASSETS – 100.00%		$13,127,843

(a)	Rate disclosed is the seven day yield as of April 30, 2014.

*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

7

BRC LARGE CAP FOCUS EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

Assets
Investments in securities at fair value (cost $12,060,556)	$13,208,547
Receivable for investments sold	814,325
Dividends receivable	16,410
Interest receivable	18
Receivable from Adviser	9,409
Prepaid expenses	17,027

Total Assets	14,065,736

Liabilities
Payable for investments purchased	919,893
Payable to administrator, fund accountant, and transfer agent	7,383
Payable to custodian	2,223
Payable to trustees	927
Other accrued expenses	7,467

Total Liabilities	937,893

Net Assets	$13,127,843

Net Assets consist of:
Paid-in capital	$11,486,063
Accumulated undistributed net investment income	35,811
Accumulated undistributed net realized gain from investments	457,978
Net unrealized appreciation on investments	1,147,991

Net Assets	$13,127,843

Institutional Class:
Shares outstanding (unlimited number of shares authorized, no par value)	969,704

Net asset value, offering and redemption price per share	$13.54

See accompanying notes which are an integral part of these financial statements.

8

BRC LARGE CAP FOCUS EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2014 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $486)	$85,639
Interest income	116

Total investment income	85,755

Expenses
Investment Adviser	23,316
Administration	20,102
Fund accounting	12,408
Transfer agent	18,825
Legal	8,590
Registration	8,401
Custodian	3,583
Audit	7,363
Trustee	4,067
Pricing	1,117
Offering costs	6,169
Miscellaneous	2,790

Total expenses	116,731

Fees waived and reimbursed by Adviser	(89,435)

Net operating expenses	27,296

Net investment income	58,459

Net Realized and Unrealized Gains on Investments
Net realized gains on investment securities transactions	457,978
Net change in unrealized appreciation of investment securities	373,337

Net realized and unrealized gains on investments	831,315

Net increase in net assets resulting from operations	$889,774

See accompanying notes which are an integral part of these financial statements.

9

BRC LARGE CAP FOCUS EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Period Ended October 31, 2013 (a)
Increase in Net Assets due to:
Operations
Net investment income	$58,459	$32,747
Net realized gains on investment transactions	457,978	242
Net change in unrealized appreciation of investments	373,337	774,654

Net increase in net assets resulting from operations	889,774	807,643

Distributions from:
Net investment income – Institutional Class	(55,395)	–
Net realized gains – Institutional Class	(242)	–

Total distributions	(55,637)	–

Capital Transactions – Institutional Class
Proceeds from shares sold	4,374,598	7,316,024
Reinvestment of distributions	54,011	–
Amount paid for shares redeemed	(246,570)	(12,000)

Net increase in net assets resulting from capital transactions	4,182,039	7,304,024

Total Increase in Net Assets	5,016,176	8,111,667

Net Assets
Beginning of period	8,111,667	–

End of period	$13,127,843	$8,111,667

Accumulated undistributed net investment income	$35,811	$32,747

Share Transactions – Institutional Class
Shares sold	329,720	656,072
Shares issued in reinvestment of distributions	4,152	–
Shares redeemed	(19,250)	(990)

Net increase in shares	314,622	655,082

(a)	For the period December 21, 2012 (commencement of operations) to October 31, 2013.

See accompanying notes which are an integral part of these financial statements.

10

BRC LARGE CAP FOCUS EQUITY FUND

FINANCIAL HIGHLIGHTS – INSTITUTIONAL CLASS

(For a share outstanding during the period)

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Period Ended October 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.38		$10.00

Investment Operations:
Net investment income	0.07		0.05
Net realized and unrealized gain on investments	1.17		2.33

Total from investment operations	1.24		2.38

Less distributions to shareholders from:
Net investment income	(0.08)		–
Net realized gains	–	(b)	–

Total distributions	(0.08)		–

Net asset value, end of period	$13.54		$12.38

Total Return (c)	10.07	%(d)	23.80	%(d)
Ratios and Supplemental Data:
Net assets, end of period (000)	$13,128		$8,112
Ratio of net expenses to average net assets	0.55	%(e)	0.56	%(e)
Ratio of expenses to average net assets before waiver and reimbursement	2.35	%(e)	6.49	%(e)
Ratio of net investment income to average net assets	1.18	%(e)	0.98	%(e)
Portfolio turnover rate	71	%(d)	154	%(d)

(a)	For the period December 21, 2012 (commencement of operations) to October 31, 2013.
(b)	Amount is less than $0.005.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

11

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 (Unaudited)

NOTE 1. ORGANIZATION

The BRC Large Cap Focus Equity Fund (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund commenced operations December 21, 2012. The Fund’s investment adviser is BRC Investment Management LLC. (the “Adviser”). The investment objective of the Fund is to seek long-term capital appreciation that will exceed the S&P 500 Index over a three-to five-year time horizon.

The Fund is authorized to offer two classes of shares: Institutional Class and Advisor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Trustees. Expenses attributable to any class are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. As of April 30, 2014, only Institutional Class shares are available for purchase. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

12

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The average cost method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such material reclassifications made as of April 30, 2014.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (ex., the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

13

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities may be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of fixed income securities are categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities may be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including certificates of deposit and U.S. government securities, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

14

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE INSTRUMENTS – continued

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$12,900,850	$–	$–	$12,900,850
Money Market Securities	307,697	–	–	307,697
Total	$13,208,547	$–	$–	$13,208,547

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended April 30, 2014 and the previous measurement period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.47% of the average daily net assets of the Fund. For the period ended April 30, 2014, the Adviser earned a fee of $23,316 from the Fund before the reimbursement described below.

15

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS – continued

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through February 29, 2016, so that total annual fund operating expenses, excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, 12b-1 expenses, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year, do not exceed 0.55% of the Fund’s average daily net assets. The operating expense limitation also excludes any fees and expenses of acquired funds. For the period ended April 30, 2014, expenses totaling $89,435 were waived or reimbursed by the Adviser and may be subject to potential recoupment by the Adviser until October 31, 2017. At April 30, 2014, the Adviser owed the Fund $9,409.

The amount subject to repayment by the Fund pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through October 31,
$ 198,220	2016
89,435	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended April 30, 2014, HASI earned fees of $18,613 for administrative services provided to the Fund. At April 30, 2014, HASI was owed $2,988 from the Fund for administrative services. Certain officers and trustees of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period ended April 30, 2014, the Custodian earned fees of $3,583 for custody services provided to the Fund. At April 30, 2014, the Custodian was owed $2,223 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended April 30, 2014, HASI earned fees of $18,825 for transfer agent services to the Fund. At April 30, 2014, the Fund owed HASI $2,403 for transfer agent services. For the period ended April 30, 2014, HASI earned fees of $12,408 from the Fund for fund accounting services. At April 30, 2014, HASI was owed $1,992 from the Fund for fund accounting services.

Unified Financial Securities, Inc. acts as the principal underwriter of the Fund’s shares. There were no payments made by the Fund to the Distributor during period ended April 30, 2014. An officer of the Trust is also an officer of the Distributor.

16

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 5. PURCHASES AND SALES

For the period ended April 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	11,123,490
Sales
U.S. Government Obligations	$–
Other	7,072,220

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2014, Charles Schwab & Co., Inc. for the benefit of its customers, owned 54.17%. It is not known whether Charles Schwab & Co. or any of the underlying beneficial owners controlled 25% or more of the voting securities of the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At April 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$1,186,695
Gross (Depreciation)	(38,704)

Net Appreciation (Depreciation) on Investments	$1,147,991

At April 30, 2014, the aggregate cost of securities for federal income tax purposes was $12,060,556 for the Fund.

At October 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$32,989
Net unrealized appreciation (depreciation)	774,654

$807,643

17

BRC LARGE CAP FOCUS EQUITY FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of the financial statements or additional disclosure.

18

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

19

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 272-1214 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (877) 272-1214 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

INVESTMENT ADVISER

BRC Investment Management LLC

8400 East Prentice Avenue, Suite 1401

Greenwood Village, Colorado 80111

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

20

Semi-Annual Report

April 30, 2014

Fund Adviser:

Granite Investment Advisors, Inc.

11 South Main Street, Suite 501

Concord, New Hampshire 03301

Toll Free (888) 442-9893

INVESTMENT RESULTS – (Unaudited)

	Average Annual Total Returns* (for the periods ended April 30, 2014)
	Six Month	One Year	Since Inception (December 22, 2011)
Granite Value Fund	5.43%	17.20%	17.80%
S&P 500® Index**	8.36%	20.44%	21.84%
Russell 1000® Value Index**	9.61%	20.90%	23.35%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated February 28, 2014, were 3.32% of average daily net assets (1.35% after fee waivers/expense reimbursements by the adviser). The adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2015, so that the Total Annual Fund Operating Expenses does not exceed 1.35%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-442-9893.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity securities and are representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1

Comparison of the Growth of a $10,000 Investment in the Granite Value Fund,

the Russell 1000® Value Index, and the S&P 500® Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on December 22, 2011 (commencement of Fund operations) and held through April 30, 2014. The S&P 500® Index and Russell 1000® Value Index are widely recognized unmanaged indices of equity securities and are representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-442-9893. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Granite Value Fund is to seek long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, November 1, 2013 to April 30, 2014.

3

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Granite Value Fund	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 – April 30, 2014
Actual*	$1,000.00	$1,054.30	$6.88
Hypothetical**	$1,000.00	$1,018.10	$6.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes a 5% return before expenses.

4

GRANITE VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 (Unaudited)

COMMON STOCKS – 98.12%	Shares	Fair Value

Consumer Discretionary – 19.42%
Bed Bath & Beyond, Inc. *	5,550	$344,822
Coach, Inc.	7,010	312,997
Comcast Corp. – Class A	6,300	326,088
Foot Locker, Inc.	8,700	404,811
General Motors Co.	12,390	427,207
News Corp. – Class A *	20,830	354,527
TRW Automotive Holdings Corp. *	3,500	281,225

		2,451,677

Consumer Staples – 11.15%
Coca-Cola Co. / The	9,150	373,229
Tesco PLC ADR	20,870	308,876
Unilever PLC ADR	8,720	390,133
Wal-Mart Stores, Inc.	4,210	335,579

		1,407,817

Energy – 15.91%
Apache Corp.	4,065	352,842
Exxon Mobil Corp.	4,640	475,182
Southwestern Energy Co. *	7,840	375,379
Ultra Petroleum Corp. *	15,555	463,539
Unit Corp. *	5,175	341,291

		2,008,233

Financials – 18.56%
Alleghany Corp. *	925	377,381
American Express Co.	2,765	241,744
American International Group, Inc.	9,730	516,955
Berkshire Hathaway, Inc. – Class B *	3,855	496,717
Citigroup, Inc.	7,640	366,032
Franklin Resources, Inc.	6,575	344,201

		2,343,030

Health Care – 10.52%
Baxter International, Inc.	5,450	396,705
Johnson & Johnson	2,590	262,341
Sanofi ADR	6,595	354,811
UnitedHealth Group, Inc.	4,185	314,042

		1,327,899

See accompanying notes which are an integral part of these financial statements.

5

GRANITE VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

April 30, 2014 (Unaudited)

COMMON STOCKS – 98.12% – continued	Shares	Fair Value

Industrials – 7.98%
Boeing Co. / The	2,530	$326,421
FedEx Corp.	2,550	347,438
Kennametal, Inc.	7,140	333,652

		1,007,511

Information Technology – 11.52%
Apple, Inc.	680	401,261
Cisco Systems, Inc.	16,385	378,657
Microsoft Corp.	8,395	339,158
Western Union Co. / The	21,170	335,968

		1,455,044

Utilities – 3.06%
Calpine Corp. *	16,875	386,944

TOTAL COMMON STOCKS (Cost $10,210,958)		12,388,155

MONEY MARKET SECURITIES – 1.83%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio – Institutional Class, 0.06% (a)	230,616	230,616

TOTAL MONEY MARKET SECURITIES (Cost $230,616)		230,616

TOTAL INVESTMENTS – 99.95% (Cost $10,441,574)		$12,618,771

Other Assets in Excess of Liabilities – 0.05%		6,011

TOTAL NET ASSETS – 100.00%		$12,624,782

(a)	Rate disclosed is the seven day yield as of April 30, 2014.

*	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

6

GRANITE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

Assets
Investments in securities at fair value (cost $10,441,574)	$12,618,771
Dividends receivable	13,803
Interest receivable	15
Receivable from Adviser	106
Prepaid expenses	8,303

Total Assets	12,640,998

Liabilities
Payable to administrator, fund accountant, and transfer agent	6,629
Payable to custodian	1,954
Payable to trustees	548
Other accrued expenses	7,085

Total Liabilities	16,216

Net Assets	$12,624,782

Net Assets consist of:
Paid-in capital	$10,339,143
Accumulated undistributed net investment income	3,707
Accumulated undistributed net realized gains from investments	104,735
Net unrealized appreciation on investments	2,177,197

Net Assets	$12,624,782

Shares outstanding (unlimited number of shares authorized, no par value)	889,421

Net asset value (“NAV”) and offering price per share	$14.19

Redemption price per share (NAV * 98%) (a)	$13.91

(a)	The Fund charges a 2.00% redemption fee on shares redeemed in 60 days or less of purchase. Share are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

7

GRANITE VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2014 (Unaudited)

Investment Income
Dividend income	$89,451
Interest income	71

Total investment income	89,522

Expenses
Investment Adviser	57,672
Administration	18,596
Fund accounting	12,397
Transfer agent	18,396
Legal	6,444
Registration	7,929
Custodian	2,628
Audit	7,438
Trustee	3,874
Pricing	1,047
Miscellaneous	4,639

Total expenses	141,060

Fees waived and reimbursed by Adviser	(63,194)

Net operating expenses	77,866

Net investment income	11,656

Net Realized and Unrealized Gains on Investments
Net realized gains on investment securities transactions	116,479
Net change in unrealized appreciation of investment securities	521,515

Net realized and unrealized gains on investments	637,994

Net increase in net assets resulting from operations	$649,650

See accompanying notes which are an integral part of these financial statements.

8

GRANITE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Increase in Net Assets due to:
Operations
Net investment income	$11,656	$20,979
Net realized gain on investment transactions	116,479	307,429
Net change in unrealized appreciation of investments	521,515	1,365,378

Net increase in net assets resulting from operations	649,650	1,693,786

Distributions
From net investment income	(17,291)	(48,544)
From net realized gains	(287,895)	–

Total distributions	(305,186)	(48,544)

Capital Transactions
Proceeds from shares sold	1,639,277	5,330,630
Reinvestment of distributions	261,021	46,272
Amount paid for shares redeemed	(197,075)	(1,194,939)

Net increase in net assets resulting from capital transactions	1,703,223	4,181,963

Total Increase in Net Assets	2,047,687	5,827,205

Net Assets
Beginning of period	10,577,095	4,749,890

End of period	$12,624,782	$10,577,095

Accumulated undistributed net investment income	$3,707	$9,342

Share Transactions
Shares sold	120,411	435,459
Shares issued in reinvestment of distributions	19,067	4,120
Shares redeemed	(14,233)	(97,956)

Net increase in shares	125,245	341,623

See accompanying notes which are an integral part of these financial statements.

9

GRANITE VALUE FUND

FINANCIAL HIGHLIGHTS

For a share outstanding during each period

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013	For the Period Ended October 31, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$13.84		$11.24	$10.00

Income from investment operations:
Net investment income	0.01		0.02	0.05	(b)
Net realized and unrealized gains on investments	0.72		2.68	1.19

Total Income from investment operations	0.73		2.70	1.24

Less Distributions to shareholders from:
Net investment income	(0.02)		(0.10)	–
Net realized gains	(0.36)		–	–

Total distributions	(0.38)		(0.10)	–

Paid in capital from redemption fees	–		–	–	(c)

Net asset value, end of period	$14.19		$13.84	$11.24

Total Return (d)	5.43	%(e)	24.21%	12.40	%(e)
Ratios and Supplemental Data:
Net assets, end of period (000)	$12,625		$10,577	$4,750
Ratio of net expenses to average net assets	1.35	%(f)	1.35%	1.35	%(f)
Ratio of expenses to average net assets before waiver and reimbursement	2.45	%(f)	3.32%	8.11	%(f)
Ratio of net investment income to average net assets	0.20	%(f)	0.27%	0.55	%(f)
Portfolio turnover rate	9	%(e)	33%	20	%(e)

(a)	For the period December 22, 2011 (commencement of operations) to October 31, 2012.
(b)	Calculated using the average shares method.
(c)	Resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 (Unaudited)

NOTE 1. ORGANIZATION

The Granite Value Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund commenced operations December 22, 2011. The Fund’s investment adviser is Granite Investment Advisors, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

11

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such material reclassifications made as of April 30, 2014.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (ex., the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price.

12

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities may be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of fixed income securities are categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities may be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including certificates of deposit and U.S. government securities, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of

13

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$12,388,155	$–	$–	$12,388,155
Money Market Securities	230,616	–	–	230,616
Total	$12,618,771	$–	$–	$12,618,771

* Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended April 30, 2014 compared to the previous measurement period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Trustees. As compensation for its management services, the Granite Value Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period ended April 30, 2014, the Adviser earned a fee of $57,672 from the Fund before the reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through February 28, 2015, so that total annual fund operating expenses, excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year, do not exceed 1.35% of the Fund’s average daily net assets. The operating expense limitation also excludes any fees and expenses of acquired funds. For the period ended April 30, 2014, expenses totaling $63,194 were waived or reimbursed by the Adviser and are subject to potential recoupment by the Adviser until October 31, 2017. At April 30, 2014, the Adviser owed the Fund $106.

14

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The amount subject to repayment by the Fund pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through October 31,
$171,698	2015
150,231	2016
63,194	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended April 30, 2014, HASI earned fees of $18,596 for administrative services provided to the Fund. At April 30, 2014, HASI was owed $2,971 from the Fund for administrative services. Certain officers and one Trustee of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period ended April 30, 2014, the Custodian earned fees of $2,628 for custody services provided to the Fund. At April 30, 2014, the Custodian was owed $1,954 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended April 30, 2014, HASI earned fees of $18,396 for transfer agent services to the Fund. At April 30, 2014, the Fund owed HASI $1,678 for transfer agent services. For the period ended April 30, 2014, HASI earned fees of $12,397 from the Fund for fund accounting services. At April 30, 2014, HASI was owed $1,980 from the Fund for fund accounting services.

Unified Financial Securities, Inc. acts as the principal underwriter of the Fund’s shares. There were no payments made by the Fund to the Distributor during the period ended April 30, 2014. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan has not been activated as of April 30, 2014.

15

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 5. INVESTMENTS

For the period ended April 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	2,364,096
Sales
U.S. Government Obligations	$–
Other	1,031,824

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2014, Charles Schwab & Co., Inc. for the benefit of its customers, owned 60.23%. It is not known whether Charles Schwab & Co. or any of the underlying beneficial owners controlled 25% or more of the voting securities of the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At April 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$2,245,827
Gross (Depreciation)	(80,374)

Net Appreciation (Depreciation) on Investments	$2,165,453

At April 30, 2014, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $10,453,318 for the Fund.

The tax characterization of distributions for the fiscal years ended October 31, 2013 was as follows:

Distributions paid from:	2013
Ordinary Income*	$48,544

Total Distributions	$48,544

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

16

GRANITE VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

At October 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$159,471
Undistributed long-term capital gain (loss)	141,051
Accumulated capital and other losses	(3,285)
Net Unrealized appreciation (depreciation)	1,643,938

$1,941,175

At October 31, 2013, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $11,744.

At October 31, 2013, for federal income tax purposes, the Fund has no capital loss carryforwards.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of the financial statements or additional disclosure.

17

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

18

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 442-9893 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (888) 442-9893 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

INVESTMENT ADVISER

Granite Investment Advisors

11 South Main Street, Suite 501

Concord, NH 03301

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

19

Semi-Annual Report

April 30, 2014

Fund Adviser:

Kovitz Investment Group, LLC

115 South LaSalle Street, 27th Floor

Chicago, IL 60603

Toll Free (888) 695-3729

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE – (Unaudited)

Kovitz Investment Group launched the Green Owl Intrinsic Value Fund (the Fund) with the goal of seeking long-term capital appreciation through high risk-adjusted returns. Relying on a fundamental, research-driven process, the Fund strives to build a diversified portfolio of equity investments through the purchase of competitively advantaged and financially strong companies at prices substantially less than our estimate of their intrinsic values.

MARKET AND PERFORMANCE SUMMARY

The Fund increased in value by 5.82% during the first half of the fiscal year (November 1, 2013 through April 30, 2014), while our primary benchmark, the S&P 500, increased 8.36% over the same period. Admittedly, a poor showing on a relative basis. Fortunately, long-term outperformance is not predicated on outperforming the benchmark over every short-term interval along the way. Six months is simply not a meaningful period in this regard. Given that our investment orientation is more long-term in nature, this result is unsurprising and, frankly, not a cause for concern.

As a matter of fact, we would go so far as to argue that an acceptance of underperformance over very short periods is what allows for consistent outperformance over more meaningful periods. This may seem counterintuitive, but attempting to outperform over short time periods means you are almost certainly basing your investment decisions on expectations of near-term stock price movements, which are largely unpredictable, rather than making decisions based on the ultimate value of the businesses underlying those stock prices.

For a concrete example of how we think about the trade-off between short-term and long-term performance, consider the activity surrounding our position in Hertz that took place towards the end of 2013. As part of the company’s third quarter earnings release, management lowered its earnings guidance for the full fiscal year by roughly 5% due to an expectation of weaker volumes in its U.S. airport segment, and the need to reduce excess capacity of its rental fleet. The excess capacity issues were widely known, and it did not surprise us that travel would be slightly impaired given the soft economy at the time. Our analysis indicated that these were short-term issues unlikely to impair longer-term earnings power. This meant our investment thesis was still intact: that Hertz Global Holdings (HTZ) should benefit from a more rational pricing environment, given industry consolidation. From our standpoint, the next quarter was irrelevant as we felt the positive structural changes occurring in the rental car industry were likely to play out over the next several years, and the valuation of Hertz did not reflect the earnings power these changes would produce. Other market participants thought otherwise, sending the shares down 15% in a single day.

With the discount to our estimate of Hertz’s intrinsic value now wider, our inclination was to buy more, which we did, making Hertz one of our ten largest positions. We weren’t under any delusions that increasing our stake in a company that just disappointed Wall Street would have any beneficial impact on our performance over the next few months. We did believe, however, that the company’s fundamentals would improve over the next two to three years, and our overall performance during this time period would be better off having a bigger stake in Hertz. By being more patient as to the ultimate outcome we accepted the trade-off between short and long-term performance.

As indicated, there is nothing magical – or even informative – in looking at performance over a six-month period. Randomness alone can produce just about any outcome in the short run. For a broader perspective, the Fund has produced an annualized return of 22.23% since inception (December, 22, 2011), whereas the S&P 500 has returned 21.10% over the same period.

COMPANY UPDATES

Almost all of the quarter’s underperformance was due to a handful of stocks, which is not atypical. Except for times where correlation of investment returns among various stocks is extremely high (as it has been the past few years), a small group of stocks generally drives underperformance, as well as outperformance, over both short

1

and long time periods. As correlations continue to normalize lower (as they have in the past few months), the spread between our best performers and worst performers widens.

Detracting from performance, Bed Bath & Beyond (BBBY) (“Bed Bath”) and Coach (COH) both sold off on earnings-related fears, while General Motors (GM) declined primarily due to the announcement that it was recalling 1.6 million older model cars due to faulty ignition switches. As investors, our primary job is to match valuation with expectations, meaning we are trying to determine what expectations for earnings growth are priced into the current valuation. Secondarily, we need to determine whether recent negative news signifies a busted investment thesis, or whether it falls in the normal range of “things happen.”

Bed Bath has had the realm of the home goods space largely to itself since the bankruptcy and liquidation of its primary competitor, Linens ‘n Things, in late 2008. Recently, fears of online competition have focused investors on the possibility that Bed Bath is the next brick and mortar retailer to get “Amazon’d.” While we believe that Bed Bath’s management is among the best of the traditional merchants, it has taken longer than expected to build a significant online presence. Given the cash generative nature of Bed Bath’s operation, it has the ability to keep investing in this area. Regardless, at its current valuation of 11x earnings (excluding cash), we believe the risk of any major incursion by Amazon on Bed Bath’s market share is already reflected in the price.

Coach is also being assailed, not by online competition, but by a couple of fashion forward rivals, namely Michael Kors and Kate Spade. We don’t doubt the significance of the increased competition, but we believe Coach’s current valuation more than discounts these fears. We think Coach’s brand is much like the fabled tortoise, except Coach doesn’t necessarily have to win the race – it just needs to finish higher than where the current odds place it.

Regarding GM, we do not want to minimize the significance of the recall (especially in terms of human lives lost), but, purely from an investment standpoint, we believe we’ve seen this type of headline risk play out many times before. Whether it was Johnson & Johnson (JNJ) and the Tylenol poisonings in 1982 or the Coca-Cola (KO) recall in Belgium in 1999, scary headlines have a way of receding with the passage of time. If the brand is solid and the company handles the tragedy well, typically there is no long-term impact to sales and profits. GM has work to do to reclaim customer trust, but its new CEO, Mary Barra, seems up to the task.

In each of these cases, we believe our investment theses are intact and that the expectations priced in at current levels are far below what will likely happen over the next few years.

Top contributors to performance over the period were Berkshire Hathaway (BRK.B), DirecTV (DTV), Apple (AAPL), CVS Caremark (CVS), and Wells Fargo (WFC). While happy with the performance of these companies, it’s important to not get complacent. Just as we determine what expectations are priced into a stock price that has recently fallen, we apply the same thought process to companies experiencing positive expectation revisions. While the recent increase in prices has taken these companies closer to our intrinsic value estimates, we do not believe their valuations incorporate excessive growth expectations, and are content to continue to be holders.

PORTFOLIO ACTIVITY

Over the period, we initiated three new positions, added to six current positions, trimmed exposure to four, and sold out of three completely. Two of the three newly purchased securities are energy-related companies. Generally, we have had little exposure to this sector as many of its constituents’ fortunes are inextricably tied to the whims of the oil and natural gas markets. Since we have no expertise in determining intrinsic values of non-income producing assets, such as commodities, we have found it tough to have any degree of conviction when analyzing a specific company. While not immune to the vagaries of the oil market, we believe we have found two candidates that have many other characteristics that make them attractive investments.

2

BUYS

National Oilwell Varco (NOV)

Headquartered in Houston, Texas, National Oilwell Varco is a global manufacturer of diversified drilling and production equipment and provider of support services for the upstream oil and gas industry. In plain English, NOV provides equipment and services for oil and gas drillers. Rig technology, NOV’s largest segment at about 50% of revenues, manufactures, sells, and services complete systems used throughout the life of oil and gas wells, both onshore and offshore. Drilling rigs are often the most technically sophisticated and expensive investments of a drilling operation. NOV has built a reputation as the world’s leading rig manufacturer and is the market share leader in many categories.

The demand for NOV’s capital equipment is dependent on the capital expenditures of oil drillers and rig operators, as well as the aftermarket environment for replacement parts, spare parts, or service requests. As oil and gas discoveries have moved farther offshore, recovering these resources has become a more complex undertaking, which we believe will benefit a technology leader such as NOV. Furthermore, the company’s substantial geographic diversification will alleviate the inevitable lumpiness in regional demand. Trading at roughly 12x current year earnings, we believe downside is limited while the potential for upside is significant.

Ensco (ESV)

Ensco is a leading contractor of offshore drilling services to the global oil and gas industry. While NOV makes the rigs, Ensco purchases them and contracts with exploration companies to utilize them. The company owns and operates a fleet of 75 offshore drilling rigs (including eight under construction) with about half dedicated to deep water drilling and half that operate in shallow water. While we just stated above that we have no ability to predict future oil prices, we believe this stock, which is currently trading at only 8x current year earnings, will prove to be incredibly cheap as long as oil prices can stay above $80 per barrel (currently near $100). From a portfolio (hedge) standpoint, we take additional comfort from the fact that many of our other holdings (i.e. consumer-related) should reap substantial benefits if oil does break below $80 for an extended period of time. Ensco is also coming close to the end of a hefty investment cycle, which should increase free cash flow in coming years.

Ocwen Financial (OCN)

Ocwen is the leading servicer of subprime and Alt-A mortgages originated prior to the financial crisis and the 4th largest servicer of mortgage loans overall. Mortgage servicing consists of collecting payments from borrowers, transmitting those payments to note holders, and servicing delinquent loans by pursuing either a loan modification or foreclosure. The company has significantly expanded its portfolio of mortgage servicing rights over the last couple years in primarily two ways: through acquisitions of mortgage servicing rights from large financial institutions that are looking to scale back, or completely exit the business due to increased regulatory scrutiny and higher capital requirements; and a recent venture of its own into originating and servicing prime loans.

Ocwen is not exposed to the credit risk of the loans it services except that a delinquent loan is no longer paying the servicing fee (which is built into the mortgage rate). However, the company has established a strong track record of modifying delinquent loans with a lower rate of re-default than the rest of the industry. This, along with its onshore/offshore labor model, has provided it with a cost advantage over its competitors.

The acquisition of servicing rights by Ocwen and other non-bank servicers has drawn scrutiny from regulators who are concerned about the firms’ ability to handle the increased volume. In February, the New York Superintendent of Financial Services halted a deal in which Wells Fargo & Co. agreed to sell to Ocwen the rights to service $39 billion of loans. Our belief is that as regulators gain comfort that Ocwen’s focused service model is likely to produce better overall outcomes for delinquent borrowers, Ocwen will ultimately be allowed to continue growing its servicing portfolio. In the meantime, further growth from originations and reductions in delinquent loans in its existing servicing portfolio holds the potential for substantial upside from the current price with limited downside (if you find the company name a little odd, try reading it backwards).

3

ADDITIONS

We used the price volatility during the quarter to add to the following positions: Bed, Bath & Beyond (BBBY), Boeing (BA), Carmax (KMX), General Motors (GM), JP Morgan (JPM) and Target (TGT).

SALES

In the category of busted investment theses, we sold our entire position of International Business Machines (IBM). Our belief had been that revenue growth had only temporarily stalled and that management’s continued return of capital in the form of buybacks would see it through this tough period. We’re not sure why we were so sanguine on the return of top line growth. It now seems painfully obvious that IBM faces too many headwinds which are longer-term in nature. Principally, the company seems to have missed its opportunity to be a leader in cloud hosting and storage, having ceded the advantage to Amazon and Google. The shift to the cloud not only hurts IBM’s hardware sales but negatively affects its software and services revenues. Even a large investment by IBM at this point would be fruitless as Amazon and Google are content to work on very low margins, thus making an adequate return on investment a dubious prospect. Fortunately, the price at which we bought shares for our clients created such a substantial margin of safety that even though our investment thesis failed, we did not substantially impair invested capital.

We also exited Johnson & Johnson and Trinity Industries (TRN) for good reasons in that they reached our fair value estimates.

TRIMS

In order to fund the purchase of Ocwen shares without increasing our overall exposure to the finance sector, we trimmed back two other financial services holdings, Franklin Resources (BEN) and Goldman Sachs (GS). In our opinion, though not overvalued, both of these longer-term holdings have less potential upside than Ocwen. We also trimmed our exposure slightly to United Parcel Service (UPS) and Walgreen (WAG) as strong price performance took each closer to our targets.

Our current portfolio contains proven franchises and industry leaders managed by capable operators and capital allocators. While the strong performance of the market in recent years has made it difficult to find new purchases that meet our requisite discount for purchase, we have approximately 5% in available cash to deploy as opportunities emerge either via market dislocations or company-specific disappointments. Our own capital is invested alongside yours and we believe we have a strong process in place to deliver strong long-term relative returns.

4

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(For the periods ended April 30, 2014)

			Average Annual Returns
	Six Months	One Year	Since Inception (December 22, 2011) (a)
Green Owl Intrinsic Value Fund	5.82%	16.63%	22.23%
S&P 500® Index**	8.36%	20.44%	21.10%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated February 28, 2014, were 1.54% of average daily net assets (1.12% after fee waivers/expense reimbursements by the adviser). Effective November 1, 2013, the adviser contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2015, so that the Total Annual Operating Expenses do not exceed 1.10%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to November 1, 2013, the expense cap was 1.40%.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-695-3729.

(a)

The Fund commenced operations on December 22, 2011. However, the Fund did not invest in long-term securities towards the investment objective until December 28, 2011. December 28, 2011 is the performance calculation inception date.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

5

Comparison of the Growth of a $10,000 Investment in the Green Owl Intrinsic Value

Fund and the S&P 500® Index (Unaudited)

The Fund commenced operations on December 22, 2011. However, the Fund did not invest in long-term securities towards the investment objective until December 28, 2011. December 28, 2011 is the performance calculation inception date. The chart above assumes an initial investment of $10,000 made on December 28, 2011 and held through April 30, 2014. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-695-3729. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

6

FUND HOLDINGS – (Unaudited)

1As	a percentage of net assets.

The investment objective of the Green Owl Intrinsic Value Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning and held for the entire period from November 1, 2013 to April 30, 2014.

7

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Green Owl Intrinsic Value Fund	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 – April 30, 2014
Actual	$1,000.00	$1,058.20	$5.66
Hypothetical**	$1,000.00	$1,019.29	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes a 5% return before expenses.

8

GREEN OWL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks – 94.66%	Shares	Fair Value

Consumer Discretionary – 23.78%
Bed Bath & Beyond, Inc. *	26,265	$1,631,844
CarMax, Inc. *	30,240	1,323,907
Coach, Inc.	24,920	1,112,678
DIRECTV – Class A *	19,650	1,524,840
General Motors Co.	48,950	1,687,796
Kohl’s Corp.	37,500	2,054,625
Nordstrom, Inc.	3,600	220,608
Target Corp.	34,465	2,128,214
Walt Disney Co. / The	17,505	1,388,847
Weight Watchers International, Inc.	6,045	119,691

		13,193,050

Consumer Staples – 12.26%
Coca-Cola Co./The	28,170	1,149,054
CVS Caremark Corp.	25,890	1,882,721
Walgreen Co.	27,815	1,888,639
Wal-Mart Stores, Inc.	23,565	1,878,366

		6,798,780

Energy – 4.58%
Ensco PLC – Class A	26,500	1,336,925
National Oilwell Varco, Inc.	15,350	1,205,436

		2,542,361

Financials – 29.02%
American Express Co.	10,815	945,555
American International Group, Inc.	32,250	1,713,443
Bank of America Corp.	96,600	1,462,524
Bank of New York Mellon Corp. / The	52,360	1,773,433
Berkshire Hathaway, Inc. – Class B *	28,815	3,712,813
Franklin Resources, Inc.	10,210	534,494
Goldman Sachs Group, Inc./The	600	95,892
JPMorgan Chase & Co.	34,000	1,903,320
Leucadia National Corp.	44,735	1,141,637
Ocwen Financial Corp. *	26,560	1,006,624
Wells Fargo & Co.	36,350	1,804,414

		16,094,149

Health Care – 0.94%
Abbott Laboratories	13,430	520,278

Industrials – 10.76%
Boeing Co./The	12,690	1,637,264
Expeditors International of Washington, Inc.	25,605	1,055,950

See accompanying notes which are an integral part of these financial statements.

9

GREEN OWL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS – (continued)

April 30, 2014 (Unaudited)

Common Stocks – 94.66% – continued	Shares	Fair Value

Hertz Global Holdings, Inc. *	71,929	$2,047,819
Robert Half International, Inc.	13,500	604,800
United Parcel Service, Inc. (UPS) – Class B	6,320	622,520

		5,968,353

Information Technology – 11.91%
Accenture PLC – Class A	18,315	1,469,229
Apple, Inc.	4,360	2,572,792
Corning, Inc.	59,340	1,240,799
Google, Inc. – Class A *	1,073	573,926
Google, Inc. *	1,423	749,437

		6,606,183

Telecommunication Services – 1.41%
Verizon Communications, Inc.	6,233	291,268
Vodafone Group PLC ADR	12,927	490,709

		781,977

TOTAL COMMON STOCKS (Cost $42,029,990)		52,505,131

MONEY MARKET SECURITIES – 4.61%
Federated Treasury Obligations Fund – Service Shares, 0.01% (a)	2,555,230	2,555,230

TOTAL MONEY MARKET SECURITIES (Cost $2,555,230)		2,555,230

TOTAL INVESTMENTS – 99.27% (Cost $44,585,220)		$55,060,361

Other Assets in Excess of Liabilities – 0.73%		404,405

TOTAL NET ASSETS – 100.00%		$55,464,766

(a)	Rate disclosed is the seven day yield as of April 30, 2014.
*	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

10

GREEN OWL INTRINSIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

Assets
Investments in securities at fair value (cost $44,585,220)	$55,060,361
Receivable for fund shares sold	20,557
Receivable for investments sold	622,082
Dividends receivable	41,799
Interest receivable	17
Prepaid expenses	19,703

Total Assets	55,764,519

Liabilities
Payable for fund shares redeemed	3,056
Payable for investments purchased	240,174
Payable to Adviser	32,141
Payable to administrator, fund accountant, and transfer agent	7,034
Payable to custodian	3,181
Payable to trustees	642
Other accrued expenses	13,525

Total Liabilities	299,753

Net Assets	$55,464,766

Net Assets consist of:
Paid-in capital	$43,208,875
Accumulated undistributed net investment income	471,749
Accumulated undistributed net realized gains from investments	1,309,001
Net unrealized appreciation on investments	10,475,141

Net Assets	$55,464,766

Shares outstanding (unlimited number of shares authorized, no par value)	3,630,651

Net asset value, offering and redemption price per share	$15.28

See accompanying notes which are an integral part of these financial statements.

11

GREEN OWL INTRINSIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2014 (Unaudited)

Investment Income
Dividend income	$831,898
Interest income	51

Total investment income	831,949

Expenses
Investment Adviser	255,195
Administration	20,488
Fund accounting	12,397
Transfer agent	19,119
Legal	7,969
Custodian	5,780
Audit	7,439
Trustee	4,045
Miscellaneous	18,266

Total expenses	350,698

Fees waived and reimbursed by Adviser	(68,143)

Net operating expenses	282,555

Net investment income	549,394

Net Realized and Unrealized Gain on Investments
Net realized gains on investment securities transactions	1,266,687
Net realized gains on option transactions	42,321
Net change in unrealized appreciation on investment securities	959,948
Net change in unrealized depreciation on option contracts	(28,291)

Net realized and unrealized gain on investments	2,240,665

Net increase in net assets resulting from operations	$2,790,059

See accompanying notes which are an integral part of these financial statements.

12

GREEN OWL INTRINSIC VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Increase in Net Assets due to:
Operations
Net investment income	$549,394	$48,093
Net realized gain on investment transactions and option transactions	1,309,008	1,708,484
Net change in unrealized appreciation of investment securities and option transactions	931,657	7,163,572

Net increase in net assets resulting from operations	2,790,059	8,920,149

Distributions
From net investment income	(84,105)	(104,736)
From net realized gains	(1,708,485)	(132,334)

Total distributions	(1,792,590)	(237,070)

Capital Transactions
Proceeds from shares sold	9,277,860	18,027,338
Reinvestment of distributions	1,696,716	233,845
Amount paid for shares redeemed	(3,635,820)	(4,571,936)

Net increase in net assets resulting from capital transactions	7,338,756	13,689,247

Total Increase in Net Assets	8,336,225	22,372,326

Net Assets
Beginning of period	47,128,541	24,756,215

End of period	$55,464,766	$47,128,541

Accumulated undistributed net investment income included in net assets at end of period	$471,749	$6,460

Share Transactions
Shares sold	611,842	1,334,642
Shares issued in reinvestment of distributions	114,953	19,868
Shares redeemed	(239,336)	(333,405)

Net increase in shares	487,459	1,021,105

See accompanying notes which are an integral part of these financial statements.

13

GREEN OWL INTRINSIC VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013		For the Period Ended October 31, 2012(a)
Selected Per Share Data:
Net asset value, beginning of period	$14.99		$11.67		$10.00

Income from investment operations:
Net investment income	0.15		0.02		0.02
Net realized and unrealized gain on investments	0.71		3.41		1.65

Total from investment operations	0.86		3.43		1.67

Less distributions to shareholders from:
Net investment income	(0.03)		(0.05)		–
Net realized gains	(0.54)		(0.06)		–

Total distributions	(0.57)		(0.11)		–

Net asset value, end of period	$15.28		$14.99		$11.67

Total Return (b)	5.82	%(c)	29.59%		16.70	%(c)
Ratios and Supplemental Data:
Net assets, end of period (000)	$55,465		$47,129		$24,756
Ratio of net expenses to average net assets	1.11	%(d)(e)	1.40	%(e)	1.41	%(d)(e)
Ratio of expenses to average net assets before waiver and reimbursement	1.37	%(d)(e)	1.52	%(e)	2.11	%(d)(e)
Ratio of net investment income to average net assets	2.15	%(d)	0.14%		0.26	%(d)
Portfolio turnover rate	16	%(c)	20%		11	%(c)

(a)	For the period December 22, 2011 (commencement of operations) to October 31, 2012.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized
(e)	Includes 0.01%, less than 0.005% and 0.01% for line of credit fees for 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of these financial statements.

14

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 (Unaudited)

NOTE 1. ORGANIZATION

The Green Owl Intrinsic Value Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Kovitz Investment Group, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These polices are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their

15

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such material reclassifications made as of April 30, 2014.

Writing Options – The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period, or to the extent that some or all of the risk of the option has been offset by another option. When the Fund writes a covered call option, it maintains a segregated position within its account with the Custodian or as otherwise required by the rules of the exchange of the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding. See Note 4 for additional disclosures.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains a segregated position within its account with the Custodian, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value. During the six months ended April 30, 2014, the Fund utilized

16

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

covered call options to extend the holding period to obtain long-term capital gain treatment and to take advantage of the option premium to garner a higher exit price than would have been available by immediately selling the stock.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available,

17

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities may be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities may be categorized as Level 3 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, like trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the

18

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$52,505,131	$–	$–	$52,505,131
Money Market Securities	2,555,230	–	–	2,555,230
Total	$55,060,361	$–	$–	$55,060,361

* Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the six months ended April 30, 2014.

NOTE 4. DERIVATIVE TRANSACTIONS

Call options written are presented separately on the Statement of Assets and Liabilities as a liability at fair value and on the Statement of Operations under net realized gain on option transactions and change in unrealized appreciation on option contracts, respectively. As of April 30, 2014, there were no open written call options outstanding.

For the six months ended April 30, 2014:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Written Call Options	Net realized and unrealized gain on option contracts	$42,321		$(28,291)

19

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Transactions in written options by the Fund during the six months ended April 30, 2014, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2013	122	$42,321
Options expired	(122)	(42,321)
Options outstanding at April 30, 2014	–	$–

NOTE 5. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval by the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended April 30, 2014, the Adviser earned a fee of $255,195 from the Fund before the reimbursement described below. At April 30, 2014, the Fund owed the Adviser $32,141.

Effective November 1, 2013, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year, do not exceed 1.10% of the Fund’s average daily net assets through February 28, 2015. The operating expense limitation also excludes any fees and expenses of acquired funds. Prior to November 1, 2013, the expense cap was 1.40%

For the six months ended April 30, 2014, expenses totaling $68,143 were waived or reimbursed by the Adviser. Each waiver or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment.

The amount subject to repayment by the Fund pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through October 31,
$ 115,029	2015
40,437	2016
68,143	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2014, HASI earned fees of $19,002 for administrative services provided to the Fund. At April 30, 2014, HASI was owed $2,204 from the Fund for administrative services. Certain officers and one Trustee of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended April 30, 2014, the Custodian earned fees of $5,780 for custody services provided to the Fund. At April 30, 2014, the Custodian was owed $3,181 from the Fund for custody services.

20

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 5. ADVISER FEES AND OTHER TRANSACTIONS – continued

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended April 30, 2014, HASI earned fees of $19,119 for transfer agent services to the Fund. At April 30, 2014, the Fund owed HASI $2,850 for transfer agent services. For the six months ended April 30, 2014, HASI earned fees of $12,397 from the Fund for fund accounting services. At April 30, 2014, HASI was owed $1,980 from the Fund for fund accounting services.

During the six months ended April 30, 2014, the Fund paid $3,581 to Kovitz Securities, LLC, an affiliate of the Adviser, on the execution of purchases and sales of the Fund’s portfolio investments.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal underwriter of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2014. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 6. LINE OF CREDIT

The Fund participates in a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”). Under the terms of the agreement, the Fund may borrow the lesser of $1,000,000 or 5% of the Fund’s daily market value at an interest rate of LIBOR plus 150 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. As of April 30, 2014, the Fund had no outstanding borrowings under this Line of Credit.

Average Daily Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding*	Interest Expense Incurred	Maximum Loan Outstanding
$ 370,674	1.67%	5	$69	$370,674

*	Number of Days Outstanding represents the total days during the six months ended April 30, 2014 that the Fund utilized the Line of Credit.

NOTE 7. INVESTMENTS

For the six months ended April 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$–
Other	11,663,280
Sales
U.S. Government Obligations	$–
Other	7,845,367

21

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 8. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2014, Charles Schwab & Co., Inc., for the benefit of its customers, owned 39.94% of the Fund. It is not known whether Charles Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 10. FEDERAL TAX INFORMATION

At April 30, 2014, the net unrealized appreciation (depreciation) of investments, including written options, for tax purposes was as follows:

Gross Appreciation	$10,776,279
Gross (Depreciation)	(301,138)

Net Appreciation (Depreciation) on Investments	$10,475,141

At April 30, 2014, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $44,585,220 for the Fund.

The tax characterization of distributions for the fiscal year ended October 31, 2013 was as follows:

Distributions paid from:	2013
Ordinary Income*	$237,070

Total Distributions	$237,070

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$76,019
Undistributed long term capital gains	1,642,180
Net unrealized appreciation (depreciation)	9,543,484
Accumulated capital and other losses	(3,261)

$11,258,422

22

GREEN OWL INTRINSIC VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

April 30, 2014 (Unaudited)

NOTE 11. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 12. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of the financial statements or additional disclosure.

23

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

24

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 695-3729 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (888) 695-3729 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

INVESTMENT ADVISER

Kovitz Investment Group, LLC

115 South LaSalle Street, 27th Floor

Chicago, IL 60603

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

25

Semi-Annual Report April 30, 2014

Dreman Contrarian Small Cap Value Fund

Fund Adviser:

Dreman Value Management, LLC

Harborside Financial Center, Plaza 10

Suite 800 Jersey City, NJ 07311

Toll Free: (800) 247-1014

Investment Results (Unaudited)

Average Annual Total Returns* (unaudited) As of April 30, 2014

	Class A with Load	Class A without Load	Retail Class	Institutional Class	Russell 2000® Value Index[1]
Six Months	1.56%	7.74%	7.75%	7.85%	4.97%
One Year	18.60%	25.81%	25.71%	25.91%	19.61%
Three Year	8.16%	10.32%	10.27%	10.48%	11.16%
Five Year	N/A	N/A	18.34%	18.68%	19.13%
Ten Year	N/A	N/A	11.53%	N/A	8.37%
Since Inception (11/20/09)	13.12%	14.64%	N/A	N/A	16.60%
Since Inception (8/22/07)	N/A	N/A	N/A	7.75%	6.05%
Since Inception (12/31/03)	N/A	N/A	11.41%	N/A	8.06%

		Expense Ratios[2]
Gross		1.57%	1.57%	1.32%
With Applicable Waivers		1.29%	1.29%	1.04%

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus or summary prospectus, please call 1-800-247-1014.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus and summary prospectus contains this and other information about the Fund, and should be read carefully before investing.

*	The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total return figures reflect any change in price per share and assume reinvestment of all distributions. Total returns for periods less than 1 year are not annualized.

[1]

The Russell 2000® Value Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

[2]

The expense ratios are from the Fund’s prospectus dated February 28, 2014. The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2015, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (Class A and Retail Class), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.00%. Information pertaining to the Fund’s expense ratios as of April 30, 2014 can be found on the financial highlights.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Semi-Annual Report

1

Fund Holdings (Unaudited)

1	As a percent of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s web site at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees) and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Fund’s Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 to April 30, 2014.

Actual Expenses

The first line of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Report

2

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the fee imposed on short-term redemptions. Therefore, the second line of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

		Beginning Account Value, November 1, 2013	Ending Account Value, April 30, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio

Dreman Contrarian Small Cap Value Fund
Class A Shares	Actual	$1,000.00	$1,077.40	$6.44	1.25%
	Hypothetical (2)	$1,000.00	$1,018.60	$6.26	1.25%
Retail Shares	Actual	$1,000.00	$1,077.50	$6.44	1.25%
	Hypothetical (2)	$1,000.00	$1,018.60	$6.26	1.25%
Institutional Shares	Actual	$1,000.00	$1,078.50	$5.15	1.00%
	Hypothetical (2)	$1,000.00	$1,019.84	$5.01	1.00%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period beginning November 1, 2013 through April 30, 2014. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Report

3

Dreman Contrarian Small Cap Value Fund	April 30, 2014

Schedule of Investments (Unaudited)

Shares		Value
Common Stocks — 96.4%
Consumer Discretionary — 10.0%
35,225	Aaron’s, Inc.	$1,038,081
97,375	American Axle & Manufacturing Holdings, Inc. *	1,718,669
20,685	Big Lots, Inc. *	817,057
35,595	Brinker International, Inc.	1,749,138
28,940	Cooper Tire & Rubber Co.	727,841
44,540	CST Brands, Inc.	1,453,340
73,430	CTC Media, Inc.	636,638
20,913	Helen of Troy Ltd. *	1,311,245
21,227	Hillenbrand, Inc.	645,301
14,549	John Wiley & Sons, Inc., Class A	835,986
21,780	Life Time Fitness, Inc. *	1,045,440
10,415	Matthews International Corp., Class A	420,245
28,774	Meredith Corp.	1,268,070
		13,667,051
Energy — 7.1%
32,070	Atwood Oceanics, Inc. *	1,589,389
133,540	Bellatrix Exploration Ltd. *	1,298,009
46,420	Energy XXI Bermuda Ltd.	1,110,831
94,840	Gran Tierra Energy, Inc. *	678,106
47,670	Superior Energy Services, Inc.	1,569,296
60,060	Ultra Petroleum Corp. *	1,789,788
26,865	Unit Corp. *	1,771,747
		9,807,166
Financials — 24.7%
14,276	Allied World Assurance Co. Holdings AG	1,537,382
31,675	Aspen Insurance Holdings Ltd.	1,450,081
99,570	Associated Banc-Corp.	1,747,453
55,405	BancorpSouth, Inc.	1,294,261
9,259	Chemical Financial Corp.	259,900
9,855	City National Corp.	715,177
59,040	Clifton Bancorp, Inc.	684,274
23,955	Endurance Specialty Holdings Ltd.	1,217,393
21,053	Federated Investors, Inc., Class B	600,853
119,760	First Horizon National Corp.	1,376,042
33,550	First Midwest Bancorp, Inc.	549,213
147,049	First Niagara Financial Group, Inc.	1,311,677
60,944	FirstMerit Corp.	1,181,704
108,140	Fulton Financial Corp.	1,318,227
44,935	Hancock Holding Co.	1,515,658
32,330	Hanover Insurance Group, Inc.	1,889,688
60,990	Home Loan Servicing Solutions Ltd.	1,350,928
8,595	Independent Bank Corp.	319,046
16,269	International Bancshares Corp.	373,536
105,685	Janus Capital Group, Inc.	1,281,959
9,355	Lakeland Financial Corp.	342,393
23,520	Montpelier Re Holdings Ltd.	719,242
14,290	NBT Bancorp, Inc.	323,669
10,862	Nelnet, Inc., Class A	459,028
14,297	Platinum Underwriters Holdings Ltd.	896,565
44,875	Prospect Capital Corp.	485,099
19,248	Prosperity Bancshares, Inc.	1,135,632
33,838	Protective Life Corp.	1,730,814
40,165	Symetra Financial Corp.	829,809
42,827	TCF Financial Corp.	672,384

Shares		Value
Common Stocks — (Continued)
Financials — (Continued)
33,730	Umpqua Holdings Corp.	$560,930
61,340	Washington Federal, Inc.	1,323,717
28,890	Webster Financial Corp.	870,745
8,300	WesBanco, Inc.	250,992
30,186	Wintrust Financial Corp.	1,352,937
		33,928,408
Health Care — 6.2%
17,212	Charles River Laboratories International, Inc. *	924,629
51,830	Gentiva Health Services, Inc. *	390,280
35,750	Hill-Rom Holdings, Inc.	1,335,620
18,565	Integra LifeSciences Holdings Corp. *	846,193
26,660	Kindred Healthcare, Inc.	669,166
26,165	LifePoint Hospitals, Inc. *	1,463,147
37,787	Owens & Minor, Inc.	1,267,376
94,400	Select Medical Holdings Corp.	1,317,824
20,403	Triple-S Management Corp, Class B *	305,637
		8,519,872
Industrials — 14.7%
25,601	AAR Corp.	663,066
32,285	ABM Industries, Inc.	874,601
28,302	Aegion Corp. *	721,418
93,964	Aircastle Ltd.	1,650,947
12,505	Alliant Techsystems, Inc.	1,803,471
22,177	Barnes Group, Inc.	854,258
20,939	Brady Corp., Class A	540,017
47,295	Brink’s Co./The	1,203,185
21,252	Crane Co.	1,545,658
17,770	EMCOR Group, Inc.	817,242
14,755	EnerSys	997,143
9,432	Esterline Technologies Corp. *	1,028,277
31,000	Global Brass & Copper Holdings, Inc.	491,660
5,143	Hyster-Yale Materials Handling, Inc., Class A	495,734
31,150	ITT Corp.	1,343,811
5,490	LB Foster Co., Class A	259,952
25,550	Ryder System, Inc.	2,099,699
52,705	Tutor Perini Corp. *	1,560,068
25,340	URS Corp.	1,194,021
		20,144,228
Information Technology — 14.4%
34,763	ARRIS Group, Inc. *	906,967
146,569	Brocade Communications Systems, Inc. *	1,364,557
49,770	Celestica, Inc. *	552,447
20,850	CSG Systems International, Inc.	549,606
14,890	DST Systems, Inc.	1,372,709
18,974	EPIQ Systems, Inc.	242,677
54,390	Ingram Micro, Inc., Class A *	1,466,354
19,872	Itron, Inc. *	755,136
112,119	Kulicke & Soffa Industries, Inc. *	1,649,270
67,060	Mentor Graphics Corp.	1,388,142
71,145	Microsemi Corp. *	1,673,330
32,990	Plantronics, Inc.	1,437,374
121,555	QLogic Corp. *	1,407,607

See accompanying notes which are an integral part of these portfolios of investments.

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Dreman Contrarian Small Cap Value Fund	(Continued)

Shares		Value
Common Stocks — (Continued)
Information Technology — (Continued)
40,132	Sanmina Corp. *	$812,673
18,770	Science Applications International Corp.	732,030
18,893	Sykes Enterprises, Inc. *	373,892
12,987	Tech Data Corp. *	811,558
27,876	TTM Technologies, Inc. *	219,942
20,060	Unisys Corp. *	488,862
109,155	Vishay Intertechnology, Inc.	1,552,184
		19,757,317
Materials — 6.5%
13,465	A. Schulman, Inc.	483,663
31,934	Cabot Corp.	1,845,785
91,186	Coeur Mining, Inc. *	789,671
17,347	Koppers Holdings, Inc.	740,717
56,460	Olin Corp.	1,586,526
77,802	Pan American Silver Corp.	1,008,314
77,784	Steel Dynamics, Inc.	1,421,114
29,106	Worthington Industries, Inc.	1,071,101
		8,946,891
Real Estate Investment Trusts — 8.8%
22,752	Ashford Hospitality Prime, Inc.	349,016
81,000	Ashford Hospitality Trust, Inc.	831,060
38,959	Associated Estates Realty Corp.	653,732
113,520	Brandywine Realty Trust	1,651,716
59,075	CBL & Associates Properties, Inc.	1,073,393
49,974	Hospitality Properties Trust	1,501,719
50,730	Mack-Cali Realty Corp.	1,033,370
200,685	New Residential Investment Corp.	1,224,178
45,150	Omega Healthcare Investors, Inc.	1,570,317
55,035	Pennsylvania Real Estate Investment Trust	910,829
151,776	RAIT Financial Trust	1,241,528
		12,040,858
Utilities — 4.0%
53,120	Hawaiian Electric Industries, Inc.	1,274,349
28,950	IDACORP, Inc.	1,625,253
47,001	Portland General Electric Co.	1,573,123
60,290	TECO Energy, Inc.	1,082,808
		5,555,533
Total Common Stocks (Cost $111,011,425)		132,367,324
Money Market Securities — 3.7%
5,132,048	Huntington Money Market Fund, Institutional Shares, 0.010% (a) (b)	5,132,048
Total Money Market Securities (Cost $5,132,048)		5,132,048
Total Investments (Cost $116,143,473) — 100.1%		137,499,372
Liabilities in Excess of Other Assets — (0.1)%		(103,919)
Net Assets — 100.0%		$137,395,453

(a)	Rate disclosed is the seven day yield as of April 30, 2014.
(b)	Affiliated fund.
*	Non-income producing security.

See accompanying notes which are an integral part of these portfolios of investments.

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5

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Dreman Contrarian Small Cap Value Fund
Assets:
Investments in securities, at cost	$111,011,425
Investments in affiliated securities, at cost	5,132,048

Investments in securities, at fair value	132,367,324
Investments in affiliated securities, at fair value	5,132,048
Dividends receivable	87,469
Receivable for fund shares sold	82,955
Prepaid expenses	47,229
Total assets	137,717,025
Liabilities:
Payable for shares redeemed	190,790
Payable to Adviser	80,356
Payable to administrator	15,985
Accrued Distribution/12b-1	13,333
Payable to trustees	1,128
Other accrued expenses	19,980
Total Liabilities	321,572
Net Assets	$137,395,453

Net Assets consist of:
Paid in capital	$107,309,805
Accumulated undistributed net investment income	107,013
Accumulated undistributed net realized gain on investments	8,622,736
Net unrealized appreciation	21,355,899
Net Assets	$137,395,453

Net Assets (unlimited number of shares authorized)
Class A:
Net Assets	$4,541,816
Shares outstanding	196,494
Net asset value and redemption price per share	$23.11

Offering price per share (NAV/0.9425) (a)	$24.52

Retail Class:
Net Assets	$59,494,720
Shares outstanding	2,567,710
Net asset value and offering price per share	$23.17

Redemption price per share (NAV * 0.99) (b)	$22.94

Institutional Class:
Net Assets	$73,358,917
Shares outstanding	3,154,630
Net asset value, offering and redemption price per share	$23.25

(a)	Class A shares impose a maximum 5.75% sales charge on purchases.

(b)	A redemption fee of 1.00% is charged on shares held less than 60 days.

See accompanying notes which are an integral part of these financial statements.

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6

Statement of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

Dreman Contrarian Small Cap Value Fund
Investment Income:
Dividend income	$1,196,307
Dividend income from affiliated securities	161
Foreign dividend taxes withheld	(2,151)
Total investment income	1,194,317
Expenses:
Investment Adviser	516,973
Distribution/12b-1:
Class A	6,020
Retail Class	76,966
Administration	72,185
Legal	6,929
Registration	30,395
Printing	11,999
Auditing	7,935
Custodian	12,951
Trustee	3,164
Miscellaneous	8,205
Total expenses	753,722
Fees waived by Adviser	(61,078)
Net operating expenses	692,644
Net investment income	501,673
Realized & Unrealized Gains (Loss) on Investments
Net realized gains on investment transactions	9,244,006
Change in unrealized depreciation on investment securities	(1,230,804)
Net realized and unrealized gains on investment securities	8,013,202
Net increase in net assets resulting from operations	$8,514,875

See accompanying notes which are an integral part of these financial statements.

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Statements of Changes in Net Assets

	Dreman Contrarian Small Cap Value Fund
	Six Months Ended April 30, 2014	Year Ended October 31, 2013
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$501,673	$607,096
Net realized gains on investment transactions	9,244,006	12,164,654
Change in unrealized appreciation (depreciation) on investment securities	(1,230,804)	11,804,804
Net increase in net assets resulting from operations	8,514,875	24,576,554
Distributions from:
Net investment income, Class A	(33,863)	(16,349)
Net investment income, Retail Class	(418,477)	(292,834)
Net investment income, Institutional Class	(468,029)	(55,644)
Realized gains, Class A	(490,209)	(33,363)
Realized gains, Retail Class	(6,225,188)	(597,247)
Realized gains, Institutional Class	(5,063,473)	(113,488)
Total distributions	(12,699,239)	(1,108,925)
Capital Transactions—Class A:
Proceeds from shares sold	239,733	1,779,662
Reinvestment of distributions	487,467	48,434
Amount paid for shares redeemed	(1,129,827)	(1,184,391)
Total Class A	(402,627)	643,705
Capital Transactions—Retail Class:
Proceeds from shares sold	3,343,953	9,514,704
Reinvestment of distributions	6,532,454	871,077
Amount paid for shares redeemed	(12,463,927)	(34,677,105)
Proceeds from redemption fees (a)	588	616
Total Retail Class	(2,586,720)	(24,290,708)
Capital Transactions—Institutional Class:
Proceeds from shares sold	61,116,992	6,044,510
Reinvestment of distributions	4,944,506	111,665
Amount paid for shares redeemed	(5,263,459)	(8,563,303)
Total Institutional Class	60,798,039	(2,407,128)
Net change resulting from capital transactions	57,808,692	(26,054,131)
Total Increase (Decrease) in Net Assets	53,624,328	(2,586,502)
Net Assets:
Beginning of period	83,771,125	86,357,627
End of period	$137,395,453	$83,771,125

Accumulated undistributed net investment income	$107,013	$525,709
Share Transactions—Class A:
Shares sold	10,340	92,723
Shares issued in reinvestment of distributions	21,371	2,644
Shares redeemed	(49,620)	(59,581)
Total Class A	(17,909)	35,786
Share Transactions—Retail Class:
Shares sold	144,634	476,871
Shares issued in reinvestment of distributions	285,759	47,419
Shares redeemed	(543,124)	(1,763,072)
Total Retail Class	(112,731)	(1,238,782)
Share Transactions—Institutional Class:
Shares sold	2,557,306	280,658
Shares issued in reinvestment of distributions	215,619	6,056
Shares redeemed	(230,785)	(409,909)
Total Institutional Class	2,542,140	(123,195)
(a)	A redemption fee of 1.00% is charged on shares held less than 60 days.

See accompanying notes which are an integral part of these financial statements.

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8

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Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions
DREMAN CONTRARIAN SMALL CAP VALUE FUND
Class A
2010(b)	$16.04	0.10	(c)	2.30	2.40	(0.14)	—	(0.14)
2011	$18.30	0.10		(0.22)	(0.12)	(0.13)	—	(0.13)
2012	$18.07	0.11		1.47	1.58	(0.19)	(1.66)	(1.85)
2013	$17.80	0.12		6.14	6.26	(0.08)	(0.16)	(0.24)
2014(g)	$23.82	0.09		1.72	1.81	(0.16)	(2.36)	(2.52)
Retail Class
2009	$13.51	0.07		2.12	2.19	(0.06)	(0.06)	(0.12)
2010	$15.59	0.09		2.80	2.89	(0.13)	—	(0.13)
2011	$18.35	0.11		(0.22)	(0.11)	(0.13)	—	(0.13)
2012	$18.11	0.11		1.47	1.58	(0.17)	(1.66)	(1.83)
2013	$17.86	0.17		6.08	6.25	(0.08)	(0.16)	(0.24)
2014(g)	$23.87	0.09		1.73	1.82	(0.16)	(2.36)	(2.52)
Institutional Class
2009	$13.55	0.10	(c)	1.94	2.04	(0.06)	(0.06)	(0.12)
2010	$15.47	0.14		2.93	3.07	(0.14)	—	(0.14)
2011	$18.40	0.31		(0.38)	(0.07)	(0.14)	—	(0.14)
2012	$18.19	0.14		1.48	1.62	(0.23)	(1.66)	(1.89)
2013	$17.92	0.20		6.10	6.30	(0.08)	(0.16)	(0.24)
2014(g)	$23.98	0.11	(c)	1.74	1.85	(0.22)	(2.36)	(2.58)
(a)	Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, and excludes any sales charges and redemption fees.
(b)	For the period November 20, 2009 (commencement of operations) to October 31, 2010.
(c)	Per share amount has been calculated using the average shares method.
(d)	Not Annualized.
(e)	Annualized.
(f)	The expense ratios shown include overdraft fees charged to the Fund. Without these overdraft fees, the expense ratios would be 1.25% for Class A and Retail Class and 1.00% for Institutional Class.
(g)	Six months ended April 30, 2014 (Unaudited).
(h)	Effective June 1, 2009, the Adviser discontinued the voluntary waiver of 12b-1 fees. Accordingly, if the Adviser had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.12% higher and each net investment income ratio would have been 0.12% lower.
(i)	Amount is less than $0.005.
(j)	Effective June 1, 2009, the Adviser agreed to waive fees to maintain Fund expenses at 1.00%. Prior to that date, the expense cap was 1.25%.

See accompanying notes which are an integral part of these financial statements.

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10

Paid in capital from redemption fees		Net Asset Value, end of period	Total return(a)		Net Assets, end of period (000 omitted)	Ratio of net expenses to average net assets		Ratio of expenses (prior to reimbursements) to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of net investment income (loss) to average net assets before waiver & reimbursement by advisor		Portfolio turnover rate

—		$18.30	15.00	%(d)	$275	1.25	%(e)	1.59	%(e)	0.62	%(e)	0.28	%(e)	35.75%
0.02		$18.07	(0.60)%		$1,935	1.25%		1.49%		0.46%		0.22%		44.08%
—		$17.80	9.92%		$3,180	1.25%		1.75%		0.55%		0.05%		30.19%
—		$23.82	35.56%		$5,106	1.26	%(f)	1.51%		0.65%		0.40%		28.28%
—		$23.11	7.74	%(d)	$4,542	1.25	%(e)	1.36	%(e)	0.74	%(e)	0.63	%(e)	24.57%

0.01		$15.59	16.51%		$72,442	1.38	%(h)	2.18%		0.54	%(h)	(0.26)%		80.75%
—	(i)	$18.35	18.61%		$105,796	1.25%		1.58%		0.53%		0.20%		35.75%
—	(i)	$18.11	(0.66)%		$82,840	1.25%		1.51%		0.57%		0.32%		44.08%
—	(i)	$17.86	9.93%		$69,992	1.25%		1.74%		0.56%		0.06%		30.19%
—	(i)	$23.87	35.38%		$63,976	1.26	%(f)	1.53%		0.72%		0.45%		28.28%
—	(i)	$23.17	7.75	%(d)	$59,495	1.25	%(e)	1.36	%(e)	0.74	%(e)	0.63	%(e)	24.57%

—		$15.47	15.27%		$15,309	1.09	%(j)	2.06%		0.74%		(0.23)%		80.75%
—		$18.40	19.90%		$19,300	1.00%		1.34%		0.79%		0.45%		35.75%
—		$18.19	(0.44)%		$11,472	1.00%		1.26%		0.85%		0.59%		44.08%
—		$17.92	10.14%		$13,185	1.00%		1.49%		0.80%		0.30%		30.19%
—		$23.98	35.55%		$14,689	1.01	%(f)	1.27%		0.95%		0.68%		28.28%
—		$23.25	7.85	%(d)	$73,359	1.00	%(e)	1.09	%(e)	0.92	%(e)	0.83	%(e)	24.57%

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11

Notes to the Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

The Dreman Contrarian Small Cap Value Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment adviser is Dreman Value Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers Class A shares, Retail Class shares, and Institutional Class shares. Class A shares are offered with a front-end sales charge. The Retail Class shares impose a 1% redemption fee on all shares redeemed within 60 days of purchase. Institutional Class shares do not have sales charges on original purchases.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation—All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes—The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

During the six months ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. The Fund is subject to examination by U.S. federal tax authorities for the last four tax year ends and the interim tax period since then.

Expenses—Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis as (determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date, for financial purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income on, at least, an annual basis. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Note 3. Securities Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the

Semi-Annual Report

12

inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1—quoted prices in active markets for identical securities
•

Level 2—other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the securities the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014:

	Valuation Inputs
Assets	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Common Stocks*	$132,367,324	$—	$—	$132,367,324
Money Market Securities	5,132,048	—	—	5,132,048

Total	$137,499,372	$—	$—	$137,499,372

*	Refer to Schedule of Investments for industry classifications.

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Notes to the Financial Statements (Continued)

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund also did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of April 30, 2014 and the previous measurement period.

Note 4. Adviser Fees and Other Transactions

Under the terms of the management agreement between the Trust and the Adviser (the “Agreement”) for the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Fund. For the six months ended April 30, 2014, the Adviser earned fees of $516,973 from the Fund before the waivers described below. At April 30, 2014, the Fund owed $80,356 to the Adviser.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.00%. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. The contractual agreement is in effect through February 28, 2015. The expense cap may not be terminated prior to this date except by the Board. For the six months ended April 30, 2014, the Adviser waived fees of $61,078 from the Fund. This amount is subject to potential recoupment by the Adviser through October 31, 2017.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through October 31,
$307,826	2014
459,430	2015
215,534	2016
61,078	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. The Trust also retains HASI to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the six months ended April 30, 2014, HASI earned fees of $72,185 for administrative services. At April 30, 2014, HASI was owed $15,985 for administrative services.

Certain officers and one Trustee of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended April 30, 2014, the Custodian earned fees $12,951 for custody services.

The Distributor acts as the principal distributor of the Fund’s shares. During the six months ended April 30, 2014, there were no commissions earned on sales of Class A Shares. The Distributor, HASI and the Custodian are controlled by Huntington Bancshares, Inc.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to: 0.25% of the average daily net assets of the Class A shares and 0.25% of the average daily net assets of the Retail Class shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means compensation is paid regardless of 12b-1 expense actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended April 30, 2014, Class A shares 12b-1 expense incurred by the Fund was $6,020 and Retail Class shares 12b-1 expense incurred by the Fund was $76,966. The Fund owed $956 for Class A shares and $12,377 for Retail Class shares 12b-1 fees as of April 30, 2014.

Semi-Annual Report

14

The Fund may invest in certain affiliated money market funds which are managed by an affiliated party of the Distributor. Income distributions earned from investments in this Fund are recorded as dividend income from affiliates in the accompanying financial statements. A summary of the Fund’s investment in such affiliated money market funds is presented in the table below:

Affiliated Fund	10/31/13 Fair Value	Purchases	Sales	4/30/14 Fair Value	Income
Huntington Money Market Fund	$778,785	$29,343,677	$(24,990,414)	$5,132,048	$161

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases	Sales
$70,574,336	$28,924,556

Note 6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At April 30, 2014, there were no shareholders owning more than 25% of the voting shares of the Fund.

Note 7. Federal Income Taxes

At April 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$22,701,461
Gross Unrealized (Depreciation)	(2,174,321)
Net Unrealized Appreciation on Investments	$20,527,140

At April 30, 2014, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, mark-to-market adjustments on passive foreign investment companies, return of capital from real estate investment trusts and income from certain investments.

At April 30, 2014, the aggregate cost of securities for federal income tax purposes was $116,972,232 for the Fund.

At October 31, 2013, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,442,915
Undistributed long-term capital gains	11,069,153
Unrealized appreciation	21,757,944
$34,270,012

*	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, mark-to-market adjustments on passive foreign investment companies, return of capital from real estate investment trusts and income from certain investments.

The tax character of distributions paid for the fiscal year ended October 31, 2013 was as follows:

2013
Distributions paid from*:
Ordinary Income	$652,447
Net Long-Term Capital Gain	456,478
$1,108,925

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

Note 8. Commitments and Contingencies

The Fund indemnities its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 9. Subsequent Events

Management of the Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financials were issued. Based upon this evaluation, there are no subsequent events to report.

Semi-Annual Report

15

Valued Advisers Trust

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect.

A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose.

A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security.

Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information.

The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Semi-Annual Report

16

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (800) 247-1014 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the recent twelve month period ended June 30 are available without charge upon request by (1) calling the Funds at (800) 247-1014 or (2) from Fund documents filed with the Commission on the Commission’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

INVESTMENT ADVISER

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

THE SOUND MIND INVESTING FUND

THE SOUND MIND INVESTING

BALANCED FUND

THE SMI DYNAMIC ALLOCATION FUND

SEMI-ANNUAL REPORT

APRIL 30, 2014

Fund Adviser:

SMI Advisory Services, LLC

11135 Baker Hollow Road

Columbus, IN 47201

Toll Free (877) SMI-FUND

www.smifund.com

Dear Fellow Shareholder,

To the casual stock market observer, the early months of 2014 may have seemed dull. The largest, most recognizable stock indexes – like the S&P 500 – made small advances and ended April sitting close to their all-time highs. Following 2013’s abnormally large gains, it would be easy to chalk up this year’s performance to-date as merely a pause for investors to digest some of those big gains.

The reality is more complicated than that. Beneath the calm exterior of the broad market indexes, a fairly pronounced shift has occurred. The stocks that led the market during 2013’s strong run have largely given way to those that lagged. Specifically, this means that riskier funds from the smaller-company and growth-oriented categories have fallen out of favor, while more conservative funds from the larger-company and value-oriented categories have taken the lead.

Consider the following table, which illustrates the degree of the market’s leadership change from last year to this year. Performance shown for each of SMI’s five stock risk categories is taken from the corresponding iShares exchange-traded fund that tracks it.

Category (ETF)	2013	2014 YTD thru April 30
Foreign (EFA)	21.39%	1.83%
Small Growth (IWO)	43.33%	(4.58)%
Small Value (IWN)	34.34%	(0.86)%
Large Growth (IWF)	33.14%	1.09%
Large Value (IWD)	32.09%	3.92%

Ignoring the foreign category for a moment, the most striking feature of this table is the way the four domestic risk categories perfectly inverted their performance from 2013 to early 2014. In 2013, small-growth stocks were clearly the best performers, with performance dropping along with risk exposure as we move through the bottom of the table. In 2014, it has been exactly the opposite: the best performance has been at the bottom rung of the risk ladder in large-value, with performance dropping – and actually turning negative – as we move into the higher risk categories.

The reason this transition has gone undetected by many is that the most popular stock market indexes are “capitalization weighted,” which means the largest stocks dominate their movement. The fact that small-company stocks have struggled so far in 2014 doesn’t factor much, if at all, into the pricing of the most recognizable indexes like the S&P 500.

For investors utilizing Upgrading through either the Sound Mind Investing Fund (SMIFX) or the SMI Balanced Fund (SMILX), this market leadership reversal has had a significant impact. First, the good news: our Upgrading strategy has been allocated well for 2014, with significantly larger allocations to the large-company risk categories than the small. In fact, our U.S. stock allocations for 2014 have closely matched the “bottom-up” performance of the market, with our largest allocation to large-value, followed by slightly less to large-growth, and so forth. Unfortunately, that allocation advantage has only offset a small part of the performance lag Upgrading has suffered as a result of this leadership change.

When Upgrading lags the market by a significant margin, it usually reflects a substantial change to the market’s primary trend. As a trend-following system, Upgrading takes time to adjust to significant trend changes. We don’t want our Upgrading formula to be so sensitive that it responds to every wiggle in market direction. But the cost of building a degree of patience into the system is that we occasionally lag for a short time while Upgrading plays catch-up to the new market trends.

As new market trends are revealed, Upgrading steers us to funds that are taking advantage of those trends. That’s what has been happening throughout 2014: the old former leaders have been gradually replaced with new funds that are better positioned to take advantage of the new market leadership trends.

Specifically, Upgrading’s mix of funds shifted throughout 2013 to take maximum advantage of the higher-risk, growth and small-company orientation that was leading the market. This orientation helped Upgrading and SMIFX outperform the market in 2013. As the market trends began to change, however, those funds began to lag rather than lead, and Upgrading began replacing them with funds better suited to the new market emphasis on safety. But during this transition period, which encompassed most of the six months being discussed in this letter, Upgrading’s performance lagged the market overall.

The Sound Mind Investing Fund (SMIFX)

Upgrading’s significant allocations to small-company funds, which have lagged significantly in 2014, pulled the performance of SMIFX down. Foreign stocks, which lagged badly in 2013, have performed better this year, though still not quite as well as the U.S. stock market. During the six months ended April 30, 2014, SMIFX gained 4.23%. That’s not a bad absolute result for a six-month period, but it did lag the 8.36% gain of the S&P 500, as well as the 7.89% gain of the Wilshire 5000.

The SMI Balanced Fund (SMILX)

The same factors that impacted SMIFX’s performance (discussed above) weighed down the stock portion of the SMI Balanced Fund. The bond portion of the portfolio lagged the Barclays U.S. Aggregate Bond Index slightly (1.36% vs. 1.74%). That isn’t surprising, given that our bond subadvisor attempts to opportunistically take advantage of volatility in the bond market when it occurs, and there hasn’t been much volatility to be taken advantage of in recent months. We can live with this type of short-term “patient lagging” knowing that opportunities will inevitably present themselves, and when they do our bond managers have a strong track record of taking full advantage of those opportunities.

Overall, during the six months ended April 30, 2014, SMILX gained 3.10%. That lagged the performance of a “blended benchmark” portfolio made up of 60% Wilshire 5000 and 40% Barclays U.S. Aggregate Bond Index, which would have gained 5.46%. (The Wilshire 5000 stock index gained 7.89%, while Barclays U.S. Aggregate Bond Index gained 1.74%.)

The SMI Dynamic Allocation Fund (SMIDX)

As was the case throughout 2013, SMIDX maintained a constant allocation to U.S. Stocks and Foreign Stocks. Our U.S. Stock allocation did well, with primary holding SPY gaining 8.18% over the six month period. Foreign stocks didn’t perform as well as the U.S. stock market indexes, with primary holding EFA gaining 4.59%. SMIDX’s performance was further held back by its third allocation, which shifted between real estate, bonds, and cash during the period.

Overall, SMIDX gained 3.98% during the six months ended April 30, 2014. That lagged the performance of a “blended benchmark” portfolio made up of 60% Wilshire 5000 stock index and 40% Barclays U.S. Aggregate Bond Index, which would have gained 5.46%. (The Wilshire 5000 gained 7.89%, while Barclays U.S. Aggregate Bond Index gained 1.74%.)

It’s worth remembering that SMIDX is designed to “win by not losing.” So while we’d love to have market-beating gains when stocks are advancing, we don’t really expect to. As long as the fund is making steady progress during those periods, we’re generally satisfied. We expect SMIDX to really add value when stocks stop advancing and start declining. Avoiding the worst of those bear market losses is what we expect will make SMIDX a valuable long-term addition to most investor portfolios.

Conclusion

We don’t ever like trailing our benchmarks. But realistically, we know those periods will occur occasionally with Upgrading, as they do with all trend-following systems. Within the two Upgrading-based portfolios (SMIFX and SMILX), each fund’s significant allocation to foreign securities (roughly 20% of the stock portfolio) as well as small-company stocks (roughly 34% of the stock portfolio) meant that more than half of our stock money was invested in risk categories that lagged the large-company dominated market indexes during the past six months. These allocations, along with the internal rotation each risk category experienced as the transition from more-risky to less-risky holdings took place, were the specific factors that hurt the performance of our Upgrading-based funds relative to the market indexes. But we have confidence that our Upgrading strategy will have us positioned correctly more often than not, so we’re willing to endure brief transition periods as part of the process.

We appreciate the confidence you have placed in us to be a faithful steward of your assets, even as you strive to be a faithful steward of His assets.

Sincerely,

Mark Biller

Senior Portfolio Manager

The Sound Mind Investing Funds

PERFORMANCE RESULTS – (Unaudited)

Total Return* (For the periods ended April 30, 2014)
				Average Annual
	Three Months	Six Months	One Year	Five Year	Since Inception (December 2, 2005)
The Sound Mind Investing Fund	0.59%	4.23%	19.79%	16.39%	6.88%
S&P 500® Index**	6.23%	8.36%	20.44%	19.14%	7.10%
Wilshire 5000 Index**	5.54%	7.89%	20.52%	19.37%	7.36%

Gross Expenses 2.18% (as stated in the most recent prospectus dated February 28, 2014). Net Expenses 2.18% (as stated in the most recent prospectus dated February 28, 2014), which excludes acquired fund fees and expenses and reflects the fee waiver/expense reimbursement discussed. All expenses are reflected in performance results. The Fund’s advisor contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage fees and commissions; borrowing costs; any 12b-1 fees; taxes; indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) at 1.50% of the Fund’s average daily net assets through February 28, 2015. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Total Return* (For the periods ended April 30, 2014)
				Average Annual
	Three Months	Six Months	One Year	Since Inception (December 30, 2010)
The Sound Mind Investing Balanced Fund	0.62%	3.10%	12.50%	7.90%
S&P 500® Index**	6.23%	8.36%	20.44%	15.26%
Wilshire 5000 Index**	5.54%	7.89%	20.52%	14.93%
Barclays Capital U.S. Aggregate Bond Index**	1.21%	1.74%	-0.26%	3.84%
Custom Benchmark***	3.80%	5.46%	11.90%	10.59%

Gross Expenses 2.20% (as stated in the most recent prospectus dated February 28, 2014). Net Expenses 1.15% (as stated in the most recent prospectus dated February 28, 2014), which excludes acquired fund fees and expenses and reflects the fee waiver/expense reimbursement discussed below. All expenses are reflected in performance results. The Fund’s advisor contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage fees and commissions; borrowing costs; any 12b-1 fees; taxes; indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) at 1.15% of the Fund’s average daily net assets through February 28, 2015. This expense cap may not be terminated prior to this date except by the Board of Trustees.

PERFORMANCE RESULTS – (Unaudited), (Continued)

Total Return* (For the periods ended April 30, 2014)
				Average Annual
	Three Months	Six Months	One Year	Since Inception (February 28, 2013)
The SMI Dynamic Allocation Fund	5.46%	3.98%	5.33%	11.76%
Wilshire 5000 Index**	5.54%	7.89%	20.52%	23.03%
Barclays Capital U.S. Aggregate Bond Index**	1.21%	1.74%	-0.26%	0.71%
Custom Benchmark***	3.80%	5.46%	11.90%	13.73%

Gross Expenses 1.66% (as stated in the most recent prospectus dated February 28, 2014). Net Expenses 1.66% (as stated in the most recent prospectus dated February 28, 2014), which excludes acquired fund fees and expenses and reflects the fee waiver/expense reimbursement discussed below. All expenses are reflected in performance results. The Fund’s advisor contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding brokerage fees and commissions; borrowing costs; any 12b-1 fees; taxes; indirect expenses, such as acquired fund fees and expenses; and extraordinary litigation expenses) at 1.45% of the Fund’s average daily net assets through February 28, 2015. This expense cap may not be terminated prior to this date except by the Board of Trustees.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-764-3863.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**

The Standard & Poor’s 500® Index, Wilshire 5000 Index and Barclays Capital U.S. Aggregate Bond Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Standard & Poor’s 500® Index, Wilshire 5000 Index and Barclays Capital U.S. Aggregate Bond Index are widely recognized unmanaged indices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. The returns of the indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

***	The Custom Benchmark for the Sound Mind Investing Balanced Fund and SMI Dynamic Allocation Fund is comprised of 60% Wilshire 5000 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Funds and may be obtained by calling the same number as above. Please read it carefully before investing.

FUND HOLDINGS – (Unaudited)

1	As a percentage of net assets.

The Sound Mind Investing Fund seeks long term capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “fund upgrading” strategy. The fund upgrading investment strategy is a systematic investment approach that is based on the belief of the Fund’s adviser, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into the funds deemed by the adviser to be most attractive at the time of analysis.

FUND HOLDINGS – (Unaudited), (Continued)

1	As a percentage of net assets.

The Sound Mind Investing Balanced Fund seeks total return. Total return is composed of both income and capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of equities and fixed income securities. The Fund’s adviser determines how the Fund’s assets will be allocated between equity and fixed income securities. Under normal circumstances the Fund will target an approximate mix of 60% equity securities and 40% fixed income securities. The adviser periodically rebalances the Fund’s asset allocation in response to market conditions and to ensure an appropriate mix of elements in the Fund.

FUND HOLDINGS – (Unaudited), (Continued)

1	As a percentage of net assets.

The SMI Dynamic Allocation Fund seeks total return. Total return is composed of both income and capital appreciation. The Fund uses a dynamic asset allocation investment strategy to achieve its investment objective. This is done by investing in securities from the following six asset classes – U.S. Equities, International Equities, Fixed Income Securities, Real Estate, Precious Metals, and Cash.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 through April 30, 2014).

FUND HOLDINGS – (Unaudited), (Continued)

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

The Sound Mind Investing Fund	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 – April 30, 2014*
Actual	$1,000.00	$1,042.30	$5.57
Hypothetical **	$1,000.00	$1,019.34	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

The Sound Mind Investing Balanced Fund	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 – April 30, 2014*
Actual	$1,000.00	$1,031.00	$5.71
Hypothetical **	$1,000.00	$1,019.17	$5.68

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

FUND HOLDINGS – (Unaudited), (Continued)

The SMI Dynamic Allocation Fund	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 – April 30, 2014*
Actual	$1,000.00	$1,039.80	$6.04
Hypothetical **	$1,000.00	$1,018.87	$5.98

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

THE SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited)

Mutual Funds 100.25%	Shares	Fair Value
Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets – 96.42%
American Century International Discovery Fund – Institutional Class (a)	1,205,182	$15,908,405
AMG Managers Skyline Special Equities Fund (a)	355,926	13,777,889
Aston/Fairpointe Mid Cap Fund – Class I	222,573	10,349,634
Baron Partners Fund – Institutional Class *	260,828	9,157,683
Bogle Investment Management Small Cap Growth Fund (a)	197,797	6,905,106
Cambiar Aggressive Value Fund – Investor Class (a) *	314,272	5,594,034
ClearBridge Aggressive Growth Fund – Institutional Class	56,937	11,600,310
Davis Opportunity Fund (a)	311,230	10,980,183
DFA International Small Cap Value Portfolio – Institutional Class	617,545	13,277,212
Dreyfus Opportunistic Midcap Value Fund – Institutional Class	321,243	13,119,580
Federated MDT Stock Trust – Institutional Class (a)	238,471	6,796,413
Fidelity Mid Cap Value Fund	426,280	9,753,289
Fidelity OTC Portfolio	152,485	11,594,990
Hotchkis and Wiley Mid-Cap Value Fund – Institutional Class	372,913	15,852,531
Janus Contrarian Fund – Class T	615,150	13,318,003
Legg Mason Opportunity Trust – Institutional Class (a)	1,194,544	22,122,950
Longleaf Partners International Fund	374,333	6,928,906
Lord Abbett Developing Growth Fund – Institutional Class	519,413	14,050,120
Morgan Stanley Institutional Fund, Inc. – Growth Portfolio – Institutional Class	399,750	14,538,903
Oakmark Select Fund – Institutional Class	164,768	6,892,243
Oppenheimer International Small Co. Fund – Class Y	501,816	16,454,537
PRIMECAP Odyssey Aggressive Growth Fund	507,659	14,981,026
Touchstone Sands Capital Select Growth Fund – Class Y	691,283	11,717,243
Vanguard International Explorer Fund	224,513	4,290,437
Wasatch Small Cap Value Fund (a) *	505,919	2,934,333

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND MIND INVESTING FUND’S NET ASSETS (Cost $255,336,196)		282,895,960

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets – 3.83% (b)
AllianzGI NFJ Dividend Value Fund – Institutional Class	200	3,314
AllianzGI NFJ Small-Cap Value Fund – Institutional Class	162	5,774
Artisan International Small Cap Fund – Investor Class	150	4,076
Artisan International Value Fund – Investor Class	150	5,572
Artisan Mid Cap Value Fund – Investor Class	200	5,416

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited), (Continued)

Mutual Funds 100.25% – continued	Shares	Fair Value
Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets – 3.83% (b) – continued
Artisan Small Cap Fund – Investor Class *	250	$6,510
Artisan Small Cap Value Fund – Investor Class	150	2,783
Aston TAMRO Small Cap Fund – Institutional Class	100	2,157
BBH Core Select Fund – Class N	100	2,193
Berwyn Fund	100	3,877
BlackRock International Opportunities Portfolio – Institutional Class	100	4,059
Bridgeway Small Cap Growth Fund – Class N	205	3,575
Bridgeway Small Cap Value Fund – Class N	179	3,978
Buffalo Small Cap Fund	150	5,053
Columbia Acorn International – Class Z	100	4,714
Columbia Acorn Select – Class Z	150	3,965
Columbia Small Cap Growth I Fund – Class Z	100	2,946
Columbia Value and Restructuring Fund – Class Z	50	2,475
Delaware Select Growth Fund – Institutional Class	100	5,087
Delaware Small Cap Value Fund – Institutional Class	100	5,556
Delaware SMID Cap Growth Fund – Institutional Class	100	3,302
Delaware Value Fund – Institutional Class	144	2,419
DFA International Small Company Portfolio – Institutional Class	100	2,003
DFA U.S. Small Cap Value Portfolio	100	3,515
Dodge & Cox International Stock Fund	54,200	2,426,521
Dodge & Cox Stock Fund	11,026	1,884,604
Dreyfus Opportunistic Small Cap Fund	100	3,498
DWS Dreman Small Cap Value Fund – Institutional Class	85	2,347
Fairholme Fund	100	4,090
FBR Focus Fund – Investor Class *	100	6,390
Fidelity International Small Cap Fund	53,331	1,424,481
Fidelity Mid-Cap Stock Fund	150	6,039
Fidelity Small Cap Discovery Fund	100	3,077
Fidelity Small Cap Stock Fund	150	3,125
Fidelity Small Cap Value Fund – Institutional Class	150	2,961
Franklin Small Cap Value Fund – Advisor Class	100	6,105
Hartford International Opportunities Fund/The – Class Y	248	4,463
Heartland Value Fund	100	4,972
Invesco American Value R5 Fund	100	4,028
Janus Overseas Fund – Class T	100	3,551
Janus Venture Fund – Class T	100	6,174

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited), (Continued)

Mutual Funds 100.25% – continued	Shares	Fair Value
Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets – 3.83% (b) – continued
JPMorgan Mid Cap Value Fund – Institutional Class	100	$3,618
JPMorgan Small Cap Equity Fund – Class S	226	11,149
Kinetics Small Cap Opportunities Fund – Institutional Class *	70,036	2,801,445
Longleaf Partners Fund	150	5,202
Longleaf Partners Small-Cap Fund	100	3,411
Morgan Stanley Institutional Fund, Inc. – International Small Cap Portfolio – Institutional Class	36	538
Neuberger Berman Genesis Fund – Institutional Class	100	5,939
Oakmark International Fund – Institutional Class	150	4,017
Oakmark International Small Cap Fund – Institutional Class	150	2,691
Oppenheimer Small and Mid Cap Value Fund – Class Y	100	4,631
Perkins Mid Cap Value Fund – Class T	200	4,754
Principal SmallCap Growth Fund I – Institutional Class	200	2,668
Royce Low-Priced Stock Fund – Investment Class	150	2,113
Royce Opportunity Fund – Investor Class	151	2,353
Royce Premier Fund – Investor Class	300	6,777
Royce Special Equity Fund – Investor Class	100	2,401
Royce Special Equity Fund – Institutional Class	150	3,582
Royce Value Fund – Institutional Class	100	1,349
Sterling Capital Special Opportunities Fund	108,803	2,452,412
T. Rowe Price International Discovery Fund	150	8,553
T. Rowe Price New Horizons Fund	100	4,417
T. Rowe Price Small-Cap Value Fund	100	4,963
TIAA-CREF International Equity Fund – Institutional Class	100	1,185
Tweedy Browne Global Value Fund	150	4,112
Vanguard Strategic Equity Fund – Investor Class	100	3,110
Wasatch Emerging Markets Small Cap Fund	1,000	2,610
Wasatch International Growth Fund	150	4,212

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND MIND INVESTING FUND’S NET ASSETS (Cost $10,519,148)		11,244,957

TOTAL MUTUAL FUNDS (Cost $265,855,344)		294,140,917

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited), (Continued)

Money Market Securities – 0.02%	Shares	Fair Value
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.090% (c)	66,584	$66,584

TOTAL MONEY MARKET SECURITIES (Cost $66,584)		66,584

TOTAL INVESTMENTS – 100.27% (Cost $265,921,928)		$294,207,501

Liabilities in excess of other assets – (0.27)%		(793,868)

TOTAL NET ASSETS – 100.00%		$293,413,633

(a)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.
(b)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c)	Rate disclosed is the seven day yield as of April 30, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING BALANCED FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited)

Corporate Bonds – 6.86%	Principal Amount	Fair Value
Ally Financial, Inc., 3.125%, 1/15/2016	$25,000	$25,687
Ally Financial, Inc., 5.500%, 2/15/2017	55,000	59,916
American Honda Finance Corp., 1.125%, 10/7/2016	80,000	80,674
American International Group, Inc., 5.050%, 10/1/2015	70,000	74,248
American International Group, Inc., 4.875%, 9/15/2016	65,000	70,761
American International Group, Inc., 3.800%, 3/22/2017	70,000	74,934
American International Group, Inc., 6.400%, 12/15/2020	50,000	60,438
Bank of America Corp., 4.500%, 4/1/2015	200,000	207,045
Bank of America Corp., 1.500%, 10/9/2015	160,000	161,579
Citigroup, Inc., 1.350%, 3/10/2017	55,000	54,849
Daimler Finance North America LLC, 1.250%, 1/11/2016 (a)	90,000	90,761
Entergy Texas, Inc., 3.600%, 6/1/2015	55,000	56,651
Ford Motor Credit Co. LLC, 3.875%, 1/15/2015	100,000	102,323
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016 (a)	65,000	68,033
Ford Motor Credit Co. LLC, 4.250%, 2/3/2017	90,000	96,884
Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	140,000	155,569
Ford Motor Credit Co. LLC, 4.375%, 8/6/2023	55,000	57,740
General Electric Capital Corp., 1.000%, 12/11/2015	90,000	90,711
General Electric Capital Corp., 1.000%, 1/8/2016	90,000	90,639
Goldman Sachs Group, Inc./The, 3.700%, 8/1/2015	45,000	46,632
Goldman Sachs Group, Inc./The, 1.600%, 11/23/2015	85,000	85,923
Goldman Sachs Group, Inc./The, 1.425%, 4/30/2018 (b)	85,000	86,286
Hartford Financial Services Group, Inc., 5.500%, 10/15/2016	60,000	66,283
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	65,000	71,933
JPMorgan Chase & Co., 0.854%, 2/26/2016 (b)	75,000	75,428
JPMorgan Chase & Co., 3.250%, 9/23/2022	55,000	54,443
Liberty Mutual Group, Inc., 6.700%, 8/15/2016 (a)	25,000	28,036
Morgan Stanley, 1.485%, 2/25/2016 (b)	40,000	40,593

TOTAL CORPORATE BONDS (Cost $2,161,260)		2,234,999

Foreign Bonds Denominated in U.S. Dollars – 0.73%
ING Bank NV, 3.750%, 3/7/2017 (a)	165,000	175,665
Petrobras Global Finance BV, 2.366%, 1/15/2019 (b)	35,000	34,860
Petroleos Mexicanos, 3.500%, 7/18/2018	25,000	25,969

TOTAL FOREIGN BONDS DENOMINATED IN U.S. DOLLARS (Cost $224,512)		236,494

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING BALANCED FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited), (Continued)

U.S. Treasury Obligations – 17.59%	Principal Amount	Fair Value
U.S. Treasury Note, 0.250%, 3/31/2015	$2,330,000	$2,333,504
U.S. Treasury Note, 0.250%, 5/31/2015	2,680,000	2,683,926
U.S. Treasury Note, 1.500%, 1/31/2019	715,000	711,202

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,726,373)		5,728,632

Asset-Backed Securities – 9.37%
American Airlines Pass Through Trust, Series 2011-1, Class A, 5.250%, 1/31/2021	24,364	26,313
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, 5.889%, 7/10/2044 (b)	63,883	69,299
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.575%, 1/15/2021	57,101	61,614
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2001-2, 6.462%, 1/15/2021	22,452	25,505
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2005-4, 4.967%, 4/1/2023	16,918	18,411
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.685%, 9/10/2045	35,890	35,801
Commercial Mortgage Pass Through Certificates, 0.666%, 10/15/2045	25,731	25,632
Commercial Mortgage Trust, Series 2007-GC9, Class A7, 5.444%, 3/10/2039	30,000	32,859
Conseco Financial Corp., 7.600%, 4/15/2026 (b)	36,801	32,012
Countrywide Asset-Backed Certificates, 0.372%, 10/25/2036 (b)	16,292	15,849
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.000%, 9/25/2015	704	707
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 41A1, 5.250%, 3/27/2037 (a) (b)	13,979	14,655
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 9/25/2045 (a)	49,558	49,562
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	29,277	34,474
Fannie Mae, Pool # 465468, 3.330%, 7/1/2020	74,321	79,420
Fannie Mae, Pool # 466284, 3.330%, 10/1/2020	89,942	94,500
Fannie Mae, Pool # 466890, 3.230%, 11/1/2020	89,533	93,623
Fannie Mae, Pool # AM2182, 2.160%, 1/1/2023	151,242	144,020
Fannie Mae, Pool # AA4328, 4.000%, 4/1/2024	37,929	40,357
Fannie Mae, Pool # AB2822, 2.500%, 3/1/2026	29,547	29,814
Fannie Mae, Pool # AM1671, 2.100%, 12/1/2027	55,840	53,092
Fannie Mae, Pool # MA1604, 2.000%, 7/1/2028	52,205	50,834

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING BALANCED FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited), (Continued)

Asset-Backed Securities – 9.37% – continued	Principal Amount	Fair Value
Fannie Mae, Pool # 464398, 5.970%, 1/1/2040	$19,083	$21,521
Fannie Mae, Pool # 464400, 5.970%, 1/1/2040	14,312	16,140
Fannie Mae, Pool # 466890, 5.100%, 12/1/2040	23,978	25,874
Fannie Mae REMICS, Series 2004-67, Class VC, 4.500%, 2/25/2025	14,936	15,061
Fannie Mae REMICS, 4.000%, 2/25/2033	94,446	94,223
Fannie Mae-Aces, Series 2013-M5, Class ASQ2, 0.595%, 8/25/2015	111,952	112,214
Fannie Mae-Aces, 0.478%, 9/25/2015 (b)	130,000	130,102
Fannie Mae-Aces, 2.325%, 7/25/2023 (b)	78,371	78,940
Freddie Mac REMICS, Series 3609, Class LA, 4.000%, 12/15/2024	54,210	57,126
Freddie Mac REMICS, Series 3873, Class DG, 3.000%, 7/15/2027	13,288	13,658
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A4, 5.189%, 7/10/2039 (b)	1,552	1,553
Ginnie Mae, Pool # AB2583, 2.140%, 8/15/2023	87,678	86,833
Ginnie Mae, Pool # AD0091, 2.730%, 6/15/2032	226,500	220,160
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A1, 0.662%, 11/10/2045	40,118	39,988
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.997%, 8/10/2045 (b)	91,095	101,277
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.200%, 3/25/2016 (a)	110,000	111,164
Hertz Vehicle Financing LLC, Series 2013-1A, Class A1, 1.120%, 8/25/2017 (a)	90,000	90,132
Home Equity Loan Trust, Series 2003-HS3, Class A2A, 0.432%, 8/25/2033 (b)	9,865	9,173
Home Equity Mortgage Trust, Series 2006-1, Class A2, 5.800%, 5/25/2036	28,690	24,581
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A1, 1.260%, 8/15/2046	120,105	120,689
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A1, 0.705%, 10/15/2045	32,290	32,307
Mid-State Trust, Series 11, Class A1, 4.864%, 7/15/2038	16,009	17,206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1, 0.664%, 11/15/2045	32,724	32,626
MSCC Heloc Trust, Series 2007-1, Class A, 0.252%, 12/25/2031 (b)	70,556	65,993
Northwest Airlines Pass Through Trust, Series 2007-1, Class A, 7.027%, 11/1/2019	42,350	48,279
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-S6, Class A2, 0.732%, 11/25/2035 (b)	528	528

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING BALANCED FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited), (Continued)

Asset-Backed Securities – 9.37% – continued	Principal Amount or Shares	Fair Value
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-S7, Class A2, 0.452%, 12/25/2035 (a) (b)	$18,003	$17,467
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-S2, Class A2, 5.500%, 6/25/2036	59,940	40,022
UBS-Barclays Commercial Mortgage Trust, 0.726%, 8/10/2049	49,725	49,403
Union Pacific Railroad Co. 2003 Pass Through Trust, Series 03-1, 4.698%, 1/2/2024	9,631	10,328
Union Pacific Railroad Co. 2004 Pass Through Trust, Series 04-1, 5.404%, 7/2/2025	61,683	66,917
Union Pacific Railroad Co. 2005 Pass Through Trust, Series 05-1, 5.082%, 1/2/2029	44,936	49,547
Union Pacific Railroad Co. 2006 Pass Through Trust, Series 06-1, 5.866%, 7/2/2030	27,346	31,569
US Airways Pass 2011-1 Through Trust, Series A, 7.125%, 10/22/2023	25,393	29,456
US Airways Pass 2012-1 Through Trust, Series A, 5.900%, 10/1/2024	46,355	51,802
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.687%, 10/15/2045	65,133	65,016
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A1, 0.734%, 12/15/2045	44,644	44,572

TOTAL ASSET-BACKED SECURITIES (Cost $2,979,464)		3,051,800

Mutual Funds – 62.29%
American Century International Discovery Fund	68,925	909,808
AMG Managers Skyline Special Equities Fund	20,351	787,786
Bogle Investment Management Small Cap Growth Fund	27,219	950,204
Cambiar Aggressive Value Fund *	71,408	1,271,065
Davis Opportunity Fund	6,896	243,299
DFA International Small Cap Value Portfolio	52,444	1,127,538
Dreyfus Opportunistic Midcap Value Fund – Institutional Class	19,887	812,176
Federated MDT Stock Trust	40,279	1,147,944
Fidelity International Small Cap Fund	100	2,671
Fidelity OTC Portfolio	14,098	1,072,008
Hotchkis and Wiley Mid-Cap Value Fund – Institutional Class	19,210	816,637
Janus Contrarian Fund – Class T	45,304	980,829
Kinetics Small Cap Opportunities Fund – Institutional Class *	34,621	1,384,839
Legg Mason Opportunity Trust – Institutional Class	97,679	1,809,022
Longleaf Partners Small-Cap Fund	89	3,019

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING BALANCED FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited), (Continued)

Mutual Funds – 62.29% – continued	Shares	Fair Value
Lord Abbett Developing Growth Fund – Institutional Class	28,033	$758,294
Morgan Stanley Institutional Fund, Inc. – Growth Portfolio	29,571	1,075,489
Oakmark International Fund – Institutional Class	100	2,678
Oberweis Micro-Cap Fund (c) *	46,686	893,095
Oppenheimer International Small Co. Fund – Class Y	33,227	1,089,512
PRIMECAP Odyssey Aggressive Growth Fund	33,558	990,286
Scout Unconstrained Bond Fund – Institutional Class	29,586	347,337
Sterling Capital Special Opportunities Fund – Institutional Class	7,381	166,369
Touchstone Sands Capital Select Growth Fund – Class Y	31,667	536,759
Vanguard International Explorer Fund	57,742	1,103,445
Wasatch Emerging Markets Small Cap Fund	700	1,827

TOTAL MUTUAL FUNDS (Cost $18,594,669)		20,283,936

Money Market Securities – 2.73%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.09% (d)	888,025	888,025

TOTAL MONEY MARKET SECURITIES (Cost $888,025)		888,025

TOTAL INVESTMENTS – 99.57% (Cost $30,574,303)		$32,423,886

Other assets in excess of liabilities – 0.43%		140,476

TOTAL NET ASSETS – 100.00%		$32,564,362

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating Rate Security. Rate disclosed is as of April 30, 2014.
(c)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.
(d)	Rate disclosed is the seven day yield as of April 30, 2014.
*	Non-income producing security.

Centrally Cleared Credit Default Swaps – Buy Protection (e)	Name	Acquisition Date	Maturity Date	Implied Credit Spread at April 30, 2014 (f)	Notional Amount (g)	Appreciation/ (Depreciation)
CDX North America Investment Grade Credit Default Swap Index	Markit CDX. NA. IG. 22	4/15/2014	6/20/2019	0.64%	$610,000	$1,243

(Markit CDX. NA. IG. 22) contract to pay a premium equal to 1% of the notional amount.

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING BALANCED FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited), (Continued)

(e)	When a credit event occurs as defined under the terms of the swap contract, the Fund as a buyer of credit protection will either (i) receive a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(f)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(g)	The notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America Investment Grade Index.

See accompanying notes which are an integral part of these financial statements.

THE SMI DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2014 – (Unaudited)

Exchange-Traded Funds – 95.67%	Shares	Fair Value
Health Care Select Sector SPDR Fund	37,930	$2,204,492
iShares MSCI EAFE ETF (b)	428,380	29,266,922
iShares MSCI France ETF	39,260	1,179,371
iShares MSCI Germany Fund	35,840	1,135,411
iShares MSCI Italy Capped ETF	70,190	1,266,228
iShares MSCI Netherlands ETF	43,870	1,127,898
iShares MSCI Spain Capped ETF	28,390	1,191,528
iShares MSCI Switzerland Capped ETF	33,680	1,179,810
iShares U.S. Technology ETF	21,620	1,964,826
SPDR S&P 500 ETF Trust (b)	145,605	27,436,350
Vanguard REIT ETF (b)	495,370	36,132,288

TOTAL EXCHANGE-TRADED FUNDS (Cost $96,978,903)		104,085,124

Mutual Funds – 3.15%
Fidelity Select Electronics Portfolio	49,217	3,425,030

TOTAL MUTUAL FUNDS (Cost $3,515,000)		3,425,030

Money Market Securities – 2.07%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.09% (a)	2,250,479	2,250,479

TOTAL MONEY MARKET SECURITIES (Cost $2,250,479)		2,250,479

TOTAL INVESTMENTS – 100.89% (Cost $102,744,382)		$109,760,633

Liabilities in excess of other assets – (0.89)%		(963,905)

TOTAL NET ASSETS – 100.00%		$108,796,728

(a)	Rate disclosed is the seven day yield as of April 30, 2014.
(b)	For a schedule of each Fund’s holdings please refer to each Fund’s most recent semi annual or annual report filed at www.sec.gov.
ETF	– Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2014 – (Unaudited)

	The Sound Mind Investing Fund	The Sound Mind Investing Balanced Fund	The SMI Dynamic Allocation Fund
Assets
Investment in securities:
At cost	$265,921,928	$30,574,303	$102,744,382

At fair value	$294,207,501	$32,423,886	$109,760,633
Receivable for investments sold	1,504,165	239,097	—
Receivable for fund shares sold	261,289	113,523	1,308,763
Dividend and interest receivable	25	33,466	109
Receivable for variation margin on swap contracts	—	408	—
Segregated cash collateral for outstanding swap contracts	—	10,251	—
Prepaid expenses	15,274	12,233	42,418

Total assets	295,988,254	32,832,864	111,111,923

Liabilities
Cash overdraft	—	119,633	—
Payable for investments purchased	750,000	—	2,201,695
Payable for fund shares redeemed	1,505,848	91,624	9,405
Payable to Adviser	242,942	22,073	82,903
Payable to administrator, fund accountant, and transfer agent	35,657	11,693	7,248
Payable to custodian	8,385	3,908	3,497
Payable to trustees	479	900	596
Other accrued expenses	31,310	18,671	9,851

Total liabilities	2,574,621	268,502	2,315,195

Net Assets	$293,413,633	$32,564,362	$108,796,728

Net Assets consist of:
Paid-in capital	$230,546,307	$28,187,114	$102,985,187
Accumulated undistributed net investment (loss)	(2,016,775)	(177,476)	(345,530)
Accumulated undistributed net realized gain (loss) from investment transactions	36,598,528	2,703,898	(859,180)
Net unrealized appreciation on:
Investments	28,285,573	1,849,583	7,016,251
Swap contracts	—	1,243	—

Net Assets	$293,413,633	$32,564,362	$108,796,728

Shares outstanding (unlimited number of shares authorized, no par value)	21,693,009	2,864,252	9,714,261

Net Asset Value (“NAV”) and offering price per share	$13.53	$11.37	$11.20

Redemption price per share (NAV * 98%) (a)	$13.26	$11.14	$10.98

(a)	The Funds charge a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING FUNDS

STATEMENTS OF OPERATIONS

For the six months ended April 30, 2014 – (Unaudited)

	The Sound Mind Investing Fund	The Sound Mind Investing Balanced Fund	The SMI Dynamic Allocation Fund
Investment Income
Dividend income	$1,716,735	$72,004	$1,139,457
Interest income	—	116,379	—

Total Investment Income	1,716,735	188,383	1,139,457

Expenses
Investment Adviser	1,477,099	141,711	426,525
Administration	55,645	5,032	14,096
Fund accounting	29,613	1,661	6,937
Transfer agent	35,437	9,179	13,983
Legal	8,097	8,632	8,790
Registration	16,111	11,908	11,107
Custodian	11,759	4,856	4,502
Audit	7,052	8,926	9,686
Trustee	3,285	3,285	2,490
CCO	1,844	1,844	1,124
Miscellaneous	37,038	14,723	11,664

Total Expenses	1,682,980	211,757	510,904
Fees waived by Adviser	—	(30,559)	—
Other expense reductions (a)	(28,486)	(2,455)	—

Net Operating Expenses	1,654,494	178,743	510,904

Net Investment Income	62,241	9,640	628,553

Net Realized and Unrealized Gain (Loss) on Investments and Swap Contracts
Long term capital gain dividends from investment companies	$6,981,522	$475,604	$338,947
Net realized gain on investment transactions	30,566,747	2,228,979	517,878
Net change in unrealized appreciation (depreciation) on investments	(25,407,876)	(1,838,595)	2,351,190
Net change in unrealized appreciation on swap contracts	—	1,243	—

Net realized and unrealized gain on investments and swap contracts	12,140,393	867,231	3,208,015

Net increase in net assets resulting from operations	$12,202,634	$876,871	$3,836,568

(a)	Certain funds in which the Fund invests refund a portion of the distribution fee charged.

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase in Net Assets due to:
Operations
Net investment income (loss)	$62,241	$(1,093,921)
Long term capital gain dividends from investment companies	6,981,522	2,086,102
Net realized gain on investment transactions	30,566,747	29,446,203
Net change in unrealized appreciation (depreciation) on investments	(25,407,876)	46,265,588

Net increase in net assets resulting from operations	12,202,634	76,703,972

Distributions
From net investment income	(985,095)	(8,906)
From net realized gains	(30,426,944)	(11,101,278)

Total distributions	(31,412,039)	(11,110,184)

Capital Transactions
Proceeds from shares sold	21,696,113	28,410,260
Proceeds from redemption fees (a)	5,632	3,705
Reinvestment of distributions	30,865,319	10,902,326
Amount paid for shares redeemed	(32,979,360)	(83,966,360)

Net increase (decrease) in net assets resulting from capital transactions	19,587,704	(44,650,069)

Total Increase in Net Assets	378,299	20,943,719

Net Assets
Beginning of period	293,035,334	272,091,615

End of period	$293,413,633	$293,035,334

Accumulated net investment loss	$(2,016,775)	$(1,093,921)

Share Transactions
Shares sold	1,548,561	2,233,548
Shares issued in reinvestment of distributions	2,266,176	968,235
Shares redeemed	(2,373,628)	(6,893,624)

Net increase (decrease) in share transactions	1,441,109	(3,691,841)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (decrease) in Net Assets due to:
Operations
Net investment income (loss)	$9,640	$(18,965)
Long term capital gain dividends from investment companies	475,604	136,250
Net realized gain on investment transactions and swap contracts	2,228,979	2,823,594
Net change in unrealized appreciation (depreciation) on investments and swap contracts	(1,837,352)	2,910,633

Net increase in net assets resulting from operations	876,871	5,851,512

Distributions
From net investment income	(139,586)	(87,797)
From net realized gains	(2,841,565)	(576,661)

Total distributions	(2,981,151)	(664,458)

Capital Transactions
Proceeds from shares sold	5,469,543	8,796,270
Proceeds from redemption fees (a)	759	5,091
Reinvestment of distributions	2,960,793	660,917
Amount paid for shares redeemed	(3,588,355)	(22,081,663)

Net increase (decrease) in net assets resulting from capital transactions	4,842,740	(12,619,385)

Total Increase (Decrease) in Net Assets	2,738,460	(7,432,331)

Net Assets
Beginning of period	29,825,902	37,258,233

End of period	$32,564,362	$29,825,902

Accumulated net investment loss	$(177,476)	$(47,530)

Share Transactions
Shares sold	470,052	800,432
Shares issued in reinvestment of distributions	260,404	63,919
Shares redeemed	(310,455)	(2,034,213)

Net increase (decrease) in share transactions	420,001	(1,169,862)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

THE SMI DYNAMIC ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2014 (Unaudited)	Period ended October 31, 2013 (a)
Increase in Net Assets due to:
Operations
Net investment income	$628,553	$311,274
Long term capital gain dividends from investment companies	338,947	—
Net realized gain (loss) on investment transactions	517,878	(1,716,005)
Net change in unrealized appreciation on investments	2,351,190	4,665,061

Net increase in net assets resulting from operations	3,836,568	3,260,330

Distributions
From net investment income	(1,285,357)	—

Total distributions	(1,285,357)	—

Capital Transactions
Proceeds from shares sold	42,208,437	72,307,252
Proceeds from redemption fees (b)	275	985
Reinvestment of distributions	1,264,696	—
Amount paid for shares redeemed	(5,517,548)	(7,278,910)

Net increase in net assets resulting from capital transactions	37,955,860	65,029,327

Total Increase in Net Assets	40,507,071	68,289,657

Net Assets
Beginning of period	68,289,657	—

End of period	$108,796,728	$68,289,657

Accumulated net investment income (loss)	$(345,530)	$311,274

Share Transactions
Shares sold	3,869,251	6,916,492
Shares issued in reinvestment of distributions	116,347	—
Shares redeemed	(505,478)	(682,351)

Net increase in share transactions	3,480,120	6,234,141

(a)	For the period February 28, 2013 (commencement of operations) through October 31, 2013.
(b)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

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THE SOUND MIND INVESTING FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six months ended April 30, 2014 (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$14.47

Income from investment operations:
Net investment income (loss)(a)	0.01
Net realized and unrealized gain (loss)	0.61

Total from investment operations	0.62

Less Distributions to Shareholders:
From net investment income	(0.05)
From net realized gain	(1.51)
From return of capital	—

Total distributions	(1.56)

Paid in capital from redemption fees(c)	—

Net asset value, end of period	$13.53

Total Return(d)	4.23	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$293,414
Ratio of expenses to average net assets(f)(g)	1.12	%(j)
Ratio of net investment income (loss) to average net assets(a)(h)	0.04	%(j)
Portfolio turnover rate	49.02	%(e)

(a)	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b)	Resulted in less than $0.005 per share.
(c)	Redemption fee resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	This ratio does not include the effects of other expenses refunded by the underlying funds in which the Fund invests. If these refunds had been included, the ratio of expenses to average net assets would have been 1.10%, 1.17%, 1.15%, 1.14%, 1.21%, and 1.26% for the periods ended April 30, 2014, October 31, 2013, October 31, 2012, October 31, 2011, October 31, 2010 and October 31, 2009, respectively.
(h)	This ratio is presented net of the other expenses refunded by the underlying funds in which the Fund invests.
(i)	Portfolio turnover rate excludes $21,405,392 of purchases, which is the book value of securities acquired at the time of merger with SMI Managed Volatility Fund.
(j)	Annualized.

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period) – (Continued)

Year ended October 31, 2013	Year ended October 31, 2012	Year ended October 31, 2011		Year ended October 31, 2010	Year ended October 31, 2009

$11.36	$10.74	$10.71		$8.84	$7.63

(0.05)	—	0.02		(0.04)	(0.02)
3.66	0.62	0.04		1.91	1.27

3.61	0.62	0.06		1.87	1.25

— (b)	—	(0.03)		—	—
(0.50)	—	—		—	—
—	—	—		—	(0.04)

(0.50)	—	(0.03)		—	(0.04)

—	—	—		—	—

$14.47	$11.36	$10.74		$10.71	$8.84

33.01%	5.77%	0.50%		21.15%	16.57%

$293,035	$272,092	$288,727		$283,892	$244,379
1.17%	1.15%	1.15%		1.22%	1.28%
(0.41)%	0.00%	0.13%		(0.41)%	(0.26)%
93.59%	187.39%	165.12	%(i)	95.29%	124.85%

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six months ended April 30, 2014 (Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.20

Income from investment operations:
Net investment income (loss)(b)	0.01
Net realized and unrealized gain (loss)	0.37

Total from investment operations	0.38

Less Distributions to Shareholders:
From net investment income	(0.06)
From net realized gain	(1.15)

Total distributions	(1.21)

Paid in capital from redemption fees	—	(c)

Net asset value, end of period	$11.37

Total Return(d)	3.10	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$32,564
Ratio of expenses to average net assets(f)(g)	1.15	%(h)
Ratio of expenses to average net assets before waiver and reimbursement(f)	1.34	%(h)
Ratio of net investment income (loss) to average net assets(b)(f)(i)	0.06	%(h)
Portfolio turnover rate	148.03	%(e)

(a)	For the period December 30, 2010 (the date the Fund commenced operations) through October 31, 2011.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Redemption fees resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.
(g)	This ratio does not include the effects of other expenses refunded by the underlying funds in which the Fund invests. If these refunds had been included, the ratio of expenses to average net assets would have been 1.13%, 1.14% and 1.14% for the periods ended April 30, 2014, October 31, 2012 and October 31, 2011, respectively.
(h)	Annualized.
(i)	This ratio is presented net of the other expenses refunded by the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period) – (Continued)

Year ended October 31, 2013	Year ended October 31, 2012	Period Ended October 31, 2011(a)

$10.31	$9.70	$10.00

(0.02)	0.03	(0.01)
2.11	0.63	(0.30)

2.09	0.66	(0.31)

(0.03)	(0.05)	—
(0.17)	—	—

(0.20)	(0.05)	—

— (c)	— (c)	0.01

$12.20	$10.31	$9.70

20.56%	6.89%	-3.00	%(e)

$29,826	$37,258	$34,830
1.15%	1.15%	1.15	%(h)
1.52%	1.49%	1.80	%(h)
(0.06)%	0.29%	(0.17	)%(h)
270.30%	349.33%	276.04%

See accompanying notes which are an integral part of these financial statements.

THE SMI DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six months ended April 30, 2014 (Unaudited)		Period Ended October 31, 2013(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.95		$10.00

Income from investment operations:
Net investment income (loss)(b)	0.09		0.05
Net realized and unrealized gain (loss)	0.34		0.90

Total from investment operations	0.43		0.95

Less Distributions to Shareholders:
From net investment income	(0.18)		—

Total distributions	(0.18)		—

Paid in capital from redemption fees(c)	—		—

Net asset value, end of period	$11.20		$10.95

Total Return(d)	3.98	%(e)	9.50	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$108,797		$68,290
Ratio of expenses to average net assets(f)	1.19	%(g)	1.30	%(g)
Ratio of net investment income (loss) to average net assets(b)(f)	1.47	%(g)	0.94	%(g)
Portfolio turnover rate	92.25	%(e)	68.64	%(e)

(a)	For the period February 28, 2013 (the date the Fund commenced operations) through October 31, 2013.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Redemption fees resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited)

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (“SMI Fund”), Sound Mind Investing Balanced Fund (“SMI Balanced Fund”), and SMI Dynamic Allocation Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of The Valued Advisers Trust (the “Trust”). Pursuant to a reorganization that took place on February 28, 2013, the SMI Fund and SMI Balanced Fund are the successors to the series of the Unified Series Trust (the “Predecessor Funds”) with the same names. The Predecessor Funds had the same investment objectives and strategies and substantially the same investment policies as the Funds. The SMI Fund was organized on August 29, 2005 and commenced operations on December 2, 2005. The SMI Balanced Fund was organized on November 13, 2010 and commenced operations on December 30, 2010. The SMI Dynamic Allocation Fund was organized on December 11, 2012 and commenced operations on February 28, 2013. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is SMI Advisory Services, LLC (the “Adviser”). Scout Investments, Inc., (the “Subadviser”) through its REAMS Asset Management division, is the subadviser for the fixed income portion of the SMI Balanced Fund and subadviser for the fixed income investments (other than ETFs and other investment companies that invest primarily in fixed income securities) and cash investments for the SMI Dynamic Allocation Fund. The SMI Fund seeks to provide long-term capital appreciation. The SMI Balanced Fund seeks total return. The SMI Dynamic Allocation Fund seeks total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (Continued)

As of and during the six months ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses on mutual funds and exchange-traded funds while the first in, first out method is used for determining gains or losses on all other security types. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gain distributions are broken out as such. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in each Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Swap Contracts – The SMI Balanced Fund may enter into credit default swap contracts. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty may be collateralized by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized appreciation/depreciation. Periodic payments paid or received are recorded as realized gains/losses. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform. Please see Note 4 for information on swap agreement activity during the fiscal period ended April 30, 2014.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

Derivative instruments that a Fund invests in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the SMI Balanced Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including corporate bonds, foreign bonds denominated in U.S. dollars, U.S. treasury obligations and asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. Data used to establish quotes for asset-backed securities includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions, and assumptions regarding collateral and loss. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities may be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2014:

	Valuation Inputs
SMI Fund	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mutual Funds – greater than 1% of net assets	$282,895,960	$—	$—	$282,895,960
Mutual Funds – less than 1% of net assets	11,244,957	—	—	11,244,957
Money Market Securities	66,584	—	—	66,584
Total	$294,207,501	$—	$—	$294,207,501

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

	Valuation Inputs
SMI Balanced Fund	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Corporate Bonds	$—	$2,234,999	$—	$2,234,999
Foreign Bonds Denominated in U.S. Dollars	—	236,494	—	236,494
U.S. Treasury Obligations	—	5,728,632	—	5,728,632
Asset-Backed Securities	—	3,051,800	—	3,051,800
Mutual Funds	20,283,936	—	—	20,283,936
Money Market Securities	888,025	—	—	888,025
Total	$21,171,961	$11,251,925	$—	$32,423,886

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Other Financial Instruments*	$—	$1,243	$—	$1,243
Total	$—	$1,243	$—	$1,243

* Credit Default Swaps (reflects net appreciation as of April 30, 2014)—See Note 4 for additional information related to these instruments.

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Exchange-Traded Funds	$104,085,124	$—	$—	$104,085,124
Mutual Funds	3,425,030	—	—	3,425,030
Money Market Securities	2,250,479	—	—	2,250,479
Total	$109,760,633	$—	$—	$109,760,633

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the six months ended April 30, 2014, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The SMI Balanced Fund may obtain exposure to the fixed income market by investing in credit default swap (“CDX”) contracts. The Fund used CDX contracts as an additional avenue in which to bring value to the Fund. The Fund may use CDX contracts as an alternative to buying, selling, or holding certain securities in the fixed income market. The use of CDX contracts may provide a less expensive, more expedient, or more specifically focused way to invest than traditional fixed income securities would. The Fund may enter into single name CDX agreements to gain exposure to a particular company when it is more economically attractive to do so rather than purchasing traditional bonds. The Fund may also invest in CDX index products and options thereon that allow the Fund to gain broad market exposure but with less company-specific risk than single name CDX agreements.

The SMI Balanced Fund enters into CDX contracts to gain exposure or to mitigate specific forms of credit risk. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 4. DERIVATIVE TRANSACTIONS – (Continued)

Many of the markets in which the SMI Balanced Fund participates in credit default transactions are “over the counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based markets”. When the Fund invests in CDX contracts, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that the counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. To mitigate counterparty risk, the Fund will sometimes require the counterparty to post collateral to the Fund’s custodian to cover the exposure.

The SMI Balanced Fund may also invest in credit default swap index products and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap market provides investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a credit event occurs) that is the substance of a single name credit default swap. Such investments are subject to liquidity risks as well as counterparty and other risks associated with investments in credit default swaps discussed above.

In accordance with GAAP, the fair value of any credit default swaps can be found on the Statements of Operations under net realized gain on swap contracts.

At April 30, 2014:

Derivatives – Credit Risk	Location of Derivatives on Statements of Assets & Liabilities
Credit Default Swap Agreements	Receivable for variation margin on swap contracts	$408

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 4. DERIVATIVE TRANSACTIONS – (Continued)

For the six months ended April 30, 2014:

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk: Credit Default Swap Agreements	Net unrealized gain on swap contracts	1	—	$—	$1,243

The Fund purchased a total notional value of swap agreements of $610,000 during the six months ended April 30, 2014. The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the six months ended April 30, 2014.

As of April 30, 2014, the Fund segregated cash collateral for outstanding swap contracts in the amount of $10,251.

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of April 30, 2014.

				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Credit Default Swap Agreements	$ 408	$—	$408	$—	$(10,251)	$—

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on the Fund’s average daily net assets as follows:

Fund Assets	SMI Fund Management Fee	SMI Balanced Fund Management Fee	SMI Dynamic Allocation Fund Management Fee
$1 – $100 million	1.00%	0.90%	1.00%
$100,000,001 – $250 million	1.00%	0.80%	1.00%
$250,000,001 to $500 million	0.90%	0.70%	0.90%
Over $500 million	0.80%	0.60%	0.80%
Management fees earned	$ 1,477,099	$ 141,711	$ 426,525
Fees waived and expenses reimbursed	$ —	$ (30,559)	$ —

The Adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.50% of the Fund’s average daily net assets with respect to the SMI Fund, 1.15% with respect to the SMI Balanced Fund, and 1.45% with respect to the SMI Dynamic Allocation Fund. The contractual arrangement for each Fund is in place through February 28, 2015. Each waiver or reimbursement by the Adviser is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred; provided that such Fund is able to make the repayment without exceeding the applicable expense limitation.

The amount subject to repayment by the SMI Balanced Fund, pursuant to the aforementioned conditions, at April 30, 2014 is as follows:

Amount	Recoverable through October 31,
$126,597	2014
131,773	2015
116,168	2016
30,559	2017

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (Continued)

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Trust also retains HASI to act as each Fund’s transfer agent and to provide fund accounting services. Expenses incurred by the Funds for these expenses are allocated to the individual Funds based on each Fund’s relative net assets. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended April 30, 2014, fees for administrative, transfer agent, and fund accounting services, reimbursement of out-of-pocket expenses, and Custodian expenses and the amounts due to HASI and the Custodian at April 30, 2014 were as follows:

	SMI Fund	SMI Balanced Fund	SMI Dynamic Allocation Fund
Administration expenses	$55,645	$5,032	$14,096
Transfer agent expenses	35,437	9,179	13,983
Fund accounting expenses	29,613	1,661	6,937
Custodian expenses	11,759	4,856	4,502
Payable to HASI	35,657	11,693	7,248
Payable to Custodian	8,385	3,908	3,497

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the SMI Fund, the SMI Balanced Fund, or the SMI Dynamic Allocation Fund for six months ended April 30, 2014. The Distributor, HASI, and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and certain officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 6. INVESTMENTS

For the six months ended April 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	SMI Fund	SMI Balanced Fund	SMI Dynamic Allocation Fund
Purchases
U.S. Government Obligations	$—	$36,065,235	$—
Other	147,956,000	11,987,684	108,970,736

Sales
U.S. Government Obligations	$—	$33,535,347	$—
Other	148,188,525	11,870,238	72,008,403

NOTE 7. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Board of Trustees and management of the SMI Balanced Fund consider the restricted securities shown below to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At April 30, 2014, the SMI Balanced Fund held restricted securities representing 1.98% of net assets, as listed below:

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 7. RESTRICTED SECURITIES – (Continued)

Issuer Description	Acquisition Date		Principal Amount	Amortized Cost	Fair Value
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 41A1, 5.250%, 3/27/2037	6/13/2011		$13,979	$13,983	$14,655
Daimler Finance North America LLC, 1.250%, 1/11/2016	1/9/2013		90,000	89,937	90,761
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 9/25/2045	(a	)	49,558	49,595	49,562
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	(b	)	65,000	65,042	68,033
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.200%, 3/25/2016	(c	)	110,000	110,352	111,164
Hertz Vehicle Financing LLC, Series 2013-1A, Class A1, 1.200%, 8/25/2017	1/18/2013		90,000	89,995	90,132
ING Bank NV, 3.750%, 3/7/2017	(d	)	165,000	164,610	175,665
Liberty Mutual Group, Inc., 6.700%, 8/15/2016	1/19/2012		25,000	26,235	28,036
Structured Asset Securities Corp. Mortgage Loan Trust, 2005-S7, Class A2, 0.452%, 12/25/2035	(e	)	18,003	12,941	17,467
					$645,475

(a)	Purchased on various dates beginning 9/21/2012.
(b)	Purchased on various dates beginning 6/17/2011.
(c)	Purchased on various dates beginning 6/13/2011.
(d)	Purchased on various dates beginning 3/1/2012.
(e)	Purchased on various dates beginning 6/22/2011.

NOTE 8. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At April 30, 2014, National Financial Services Corporation (“NFS”), for the benefit of others, held 25.59%, 34.33% and 28.77% of the SMI Fund, SMI Balanced Fund and the SMI Dynamic Allocation Fund, respectively. It is not known whether NFS, or any of the underlying beneficial owners, owned or controlled 25% or more of the voting securities of the Funds. As a result, NFS may be deemed to control the SMI Fund, SMI Balanced Fund and the SMI Dynamic Allocation Fund.

NOTE 10. FEDERAL TAX INFORMATION

At April 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes, was as follows:

	SMI Fund	SMI Balanced Fund	SMI Dynamic Allocation Fund
Gross Appreciation	$30,951,896	$2,100,322	$7,117,541
Gross (Depreciation)	(2,667,851)	(251,660)	(103,221)

Net Appreciation (Depreciaton) on Investments	$28,284,045	$1,848,662	$7,014,320

At April 30, 2014, the aggregate cost of securities for federal income tax purposes was $265,923,456, $30,575,224 and $102,746,313 for the SMI Fund, SMI Balanced Fund and SMI Dynamic Allocation Fund respectively.

SMI Fund: On December 27, 2013, SMI Fund paid an income distribution of $0.0490 per share, a short-term capital gain distribution of $0.8291, and a long-term capital gain distribution of $0.6838 per share to shareholders of record on December 26, 2013.

The tax characterization of distributions for the fiscal year ended October 31, 2013 was as follows:

2013
Distributions paid from:
Ordinary Income	$8,906
Long-term Capital Gain	11,101,278

$11,110,184

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 10. FEDERAL TAX INFORMATION – Continued

SMI Balanced Fund: On December 27, 2013, SMI Balanced Fund paid an income distribution of $0.0565 per share, a short-term capital gain distribution of $0.6931 per share, and a long-term capital gain distribution of $0.4579 per share to shareholders of record on December 26, 2013.

The tax characterization of distributions for the fiscal year ended October 31, 2013 was as follows:

2013
Distributions paid from:
Ordinary Income	$322,336
Long-term Capital Gain	342,122

$664,458

SMI Dynamic Allocation Fund: On December 27, 2013, SMI Dynamic Allocation Fund paid an income distribution of $0.1805 per share to shareholders of record on December 26, 2013.

At October 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	SMI Fund	SMI Balanced Fund	SMI Dynamic Allocation Fund
Accumulated undistributed ordinary income	$16,674,842	$1,711,136	$311,274
Accumulated undistributed long-term capital gains	13,751,346	1,130,543	—
Accumulated capital and other losses	(2,041,378)	(47,408)	(1,714,074)
Unrealized appreciation (depreciation)	53,691,921	3,687,257	4,663,130

	$82,076,731	$6,481,528	$3,260,330

At October 31, 2013, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $1,528, $921, and $1,931 for the SMI Fund, SMI Balanced Fund, and SMI Dynamic Allocation Fund, respectively.

As of October 31, 2013, accumulated capital and other losses consist of:

	Qualified Late Year Ordinary Losses	Capital Loss Carryforwards
SMI Fund	$1,093,920	$947,458
SMI Balanced Fund	47,408	—
SMI Dynamic Allocation Fund	—	1,714,074

THE SOUND MIND INVESTING FUNDS

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 – (Unaudited), (Continued)

NOTE 10. FEDERAL TAX INFORMATION – Continued

At October 31, 2013, for federal income tax purposes, the Funds had capital loss carryforwards, in the following amounts:

	No Expiration – Short Term	Expiring October 31, 2016
SMI Fund	$—	$947,458
SMI Dynamic Allocation Fund	1,714,074	—

NOTE 11. COMMITMENTS AND CONTIGENCIES

The Funds indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 12. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of financial statements or additional disclosure.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 764-3863 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 764-3863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer

and President

Bryan W. Ashmus, Principal Financial Officer

and Treasurer

John C. Swhear, Chief Compliance Officer,

AML Officer and Vice President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISOR

SMI Advisory Services, LLC

11135 Baker Hollow Road

Columbus, IN 47201

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively &

Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

THE SOUND MIND
INVESTING FUND

SOUND MIND INVESTING
BALANCED FUND

THE SMI DYNAMIC ALLOCATION FUND

SEMI-ANNUAL

April 30, 2014

Fund Adviser:

SMI Advisory Services, LLC

11135 Baker Hollow Road

Columbus, IN 47201

Toll Free (877) SMI-Fund

www.smifund.com

DANA LARGE CAP EQUITY FUND

Semi-Annual Report

April 30, 2014

Dana Investment Advisors, Inc.

15800 Bluemound Rd., Suite 250

Brookfield, WI 53005

(855) 280-9648

www.danafunds.com

Investment Results (Unaudited)

Total Returns* as of April 30, 2014

	Six Months	One Year	Three Year	Since Inception (3/1/10)	Since Inception (7/28/10)	Since Inception (10/29/13)
Dana Large Cap Equity Fund
Class A with Load	3.72%	14.69%	10.06%	N/A	15.18%	N/A
Class A without Load	9.15%	20.74%	11.95%	N/A	16.77%	N/A
Class N	9.21%	21.08%	12.18%	17.78%	N/A	N/A
Institutional Class	9.36%	N/A	N/A	N/A	N/A	9.68%
S&P 500 Index[1]	8.36%	20.44%	13.83%	16.09%	17.49%	16.58%
		Expense Ratios[2]
		Class A	Class N	Institutional Class
Gross		2.19%	2.19%	1.94%
With Applicable Waivers		0.98%	0.98%	0.73%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-855-280-9648.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for periods less than 1 year are not annualized.

1 The S&P 500® Index ("Index") is widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

2 The expense ratios are from the Fund's prospectus dated February 28, 2014. The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2017, but only to the extent necessary so that the Fund's net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.73%. Information pertaining to the Fund's expense ratios as of April 30, 2014 can be found on the financial highlights.

The Fund's investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1

Portfolio Illustration (Unaudited)

April 30, 2014

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and short-term redemption fees and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 through April 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on sales charges and short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

3

Summary of Fund’s Expenses (Unaudited) (continued)

		Beginning Account Value, November 1, 2013	Ending Account Value, April 30, 2014	Expenses Paid During Period[1]	Annualized Expense Ratio
Dana Large Cap Equity Fund
Class A	Actual	$1,000.00	$1,091.50	$5.08	0.98%
	Hypothetical[2]	$1,000.00	$1,019.93	$4.91	0.98%
Class N	Actual	$1,000.00	$1,092.10	$5.08	0.98%
	Hypothetical[2]	$1,000.00	$1,019.93	$4.91	0.98%
Institutional Class	Actual	$1,000.00	$1,093.60	$3.79	0.73%
	Hypothetical[2]	$1,000.00	$1,021.17	$3.66	0.73%

[1]

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period beginning November 1, 2013 to April 30, 2014. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

[2]	Hypothetical assumes 5% annual return before expenses.

4

Schedule of Investments (Unaudited)

April 30, 2014

Shares		Fair Value
COMMON STOCKS – 98.58%

	Consumer Discretionary 11.60%
7,800	Comcast Corp. – Class A	$403,728
5,500	Hanesbrands, Inc.	451,495
4,200	Magna International, Inc.	411,558
7,800	Royal Caribbean Cruises Ltd.	414,414
5,000	Viacom, Inc. – Class B	424,900
2,900	Whirlpool Corp.	444,802
5,100	Wyndham Worldwide Corp.	363,834

		2,914,731

	Consumer Staples 9.90%
10,700	Coca-Cola Enterprises, Inc.	486,208
6,500	CVS Caremark Corp.	472,680
9,000	General Mills, Inc.	477,180
4,600	Kimberly-Clark Corp.	516,350
9,000	Lorillard, Inc.	534,780

		2,487,198

	Energy 10.33%
3,000	Chevron Corp.	376,560
5,600	ConocoPhillips	416,136
4,200	Exxon Mobil Corp.	430,122
4,800	Helmerich & Payne, Inc.	521,520
4,100	Schlumberger Ltd.	416,355
7,600	Valero Energy Corp.	434,492

		2,595,185

	Financials 16.08%
8,000	Allstate Corp./The	455,600
4,500	Ameriprise Financial, Inc.	502,335
8,000	Discover Financial Services	447,200
21,000	Fifth Third Bancorp.	432,810
7,700	JPMorgan Chase & Co.	431,046
9,500	Lincoln National Corp.	460,845
8,400	MetLife, Inc.	439,740
4,800	PNC Financial Services Group, Inc.	403,392
9,400	Wells Fargo & Co.	466,616

		4,039,584

	Health Care 13.03%
8,400	AbbVie, Inc.	437,472
6,700	Aetna, Inc.	478,715
4,200	Amgen, Inc.	469,350
6,400	Covidien PLC	456,000
4,600	Johnson & Johnson	465,934
2,700	McKesson Corp.	456,813
10,000	Mylan, Inc. *	507,800

		3,272,084

The accompanying notes are an integral part of these financial statements.

5

Schedule of Investments (Unaudited) (continued)

April 30, 2014

Shares		Fair Value
COMMON STOCKS – (continued)

	Industrials 10.82%
1,800	Alaska Air Group, Inc.	$169,344
3,200	Boeing Co./The	412,864
13,000	Delta Air Lines, Inc.	478,790
4,600	Dover Corp.	397,440
4,200	Raytheon Co.	401,016
2,400	Union Pacific Corp.	457,032
3,400	United Technologies Corp.	402,322

		2,718,808

	Information Technology 17.94%
1,577	Alliance Data Systems Corp. *	381,476
9,800	Amdocs Ltd.	455,994
850	Apple, Inc.	501,576
9,000	Avnet, Inc.	388,170
11,000	CA, Inc.	331,540
2,370	International Business Machines Corp.	465,634
4,400	KLA-Tencor Corp.	281,556
10,400	Oracle Corp.	425,152
5,700	QUALCOMM, Inc.	448,647
6,267	Seagate Technology PLC	329,519
12,100	Skyworks Solutions, Inc. *	496,705

		4,505,969

	Materials 3.40%
4,700	Lyondellbasell Industries N.V. – Class A	434,750
6,300	Packaging Corp. of America	419,769

		854,519

	Telecommunication Services 2.46%
7,900	AT&T, Inc.	282,030
7,200	Verizon Communications, Inc.	336,456

		618,486

	Utilities 3.02%
13,000	CMS Energy Corp.	394,030
11,400	Xcel Energy, Inc.	363,318

		757,348

	Total Common Stocks (Cost $19,958,383)	24,763,912

The accompanying notes are an integral part of these financial statements.

6

Schedule of Investments (Unaudited) (continued)

April 30, 2014

Shares		Fair Value
SHORT-TERM INVESTMENTS – 2.38%
598,875	Fidelity Institutional Money Market Portfolio – Institutional Class, 0.090%(a)	$598,875

	Total Short-Term Investments (Cost $598,875)	598,875

	Total Investments (Cost $20,557,257) 100.96%	25,362,787

	Liabilities in Excess of Other Assets (0.96)%	(241,640)

	TOTAL NET ASSETS 100.00%	$25,121,147

(a)	Rate disclosed is the seven day yield as of April 30, 2014.
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (Unaudited)

April 30, 2014

Assets
Investments in securities at fair value (Cost $20,557,257)	$25,362,787
Receivable for fund shares sold	20,399
Dividends receivable	28,034
Receivable from Adviser	7,111
Prepaid expenses	25,291
Total Assets	25,443,622
Liabilities
Payable for investments purchased	288,514
Payable for Distribution Fees	4,631
Payable to administrator, fund accountant, and transfer agent	10,584
Payable to custodian	2,286
Payable to trustees and officers	2,622
Other accrued expenses	13,838
Total Liabilities	322,475
Net Assets	$25,121,147
Net Assets Consist of:
Paid-in capital	$19,228,470
Accumulated undistributed net investment income	14,710
Accumulated undistributed net realized gain from investments	1,072,437
Net unrealized appreciation on investments	4,805,530
Net Assets	$25,121,147
Class N:
Net Assets	$22,314,250
Shares outstanding	1,274,304
Net asset value (“NAV”) and offering price per share	$17.51
Redemption price per share (NAV*98%) (a)	$17.16
Class A:
Net Assets	$995,280
Shares outstanding	56,955
Net asset value (“NAV”) per share	$17.47
Offering price per share (NAV/0.95) (b)	$18.39
Redemption price per share (NAV*98%) (a)	$17.12
Institutional Class:
Net Assets	$1,811,617
Shares outstanding (unlimited number of shares authorized, no par value)	103,625
Net asset value (“NAV”) and offering price per share	$17.48
Redemption price per share (NAV*98%) (a)	$17.13

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 60 days of purchase.
(b)	Class A shares impose a maximum 5.00% sales charge on purchases.

8

The accompanying notes are an integral part of these financial statements.

Statement of Operations (Unaudited)

For the six months ended April 30, 2014

Investment Income
Dividend income (Net of foreign taxes withheld of $460)	$220,295
Total investment income	220,295
Expenses
Adviser fees	73,622
Distribution (12b-1) fees:
Class N	24,626
Class A	1,134
Administration fees	21,167
Fund accounting fees	17,610
Transfer agent fees	24,246
Legal fees	7,926
Registration fees	21,652
Custodian fees	2,816
Audit fees	9,480
Trustee fees	3,413
Printing fees	9,021
Miscellaneous fees	9,000
Total expenses	225,713
Fees contractually waived by Adviser	(123,019)
Net operating expenses	102,694
Net investment income	117,601
Realized & Unrealized Gain on Investments
Net realized gain on investment securities	1,074,355
Change in unrealized appreciation of investment securities	694,411
Net realized and unrealized gain on investment securities	1,768,766
Net increase in net assets resulting from operations	$1,886,367

9

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Increase in Net Assets due to: Operations:
Net investment income	$117,601	$208,819
Net realized gain on investment securities	1,074,355	1,297,323
Change in unrealized appreciation of investments securities	694,411	2,231,812
Net increase in net assets resulting from operations	1,886,367	3,737,954
Distributions:
From net investment income, Class N	(95,476)	(213,577)
From net investment income, Class A	(4,775)	(3,890)
From net investment income, Class C	—	(139	)(a)
From net investment income, Institutional Class	(2,640)	—
From realized gain, Class N	(1,221,280)	(74,911)
From realized gain, Class A	(55,136)	(1,602)
From realized gain, Class C	—	(304	)(a)
From realized gain, Institutional Class	(17,697)	—
Total distributions	(1,397,004)	(294,423)
Capital Transactions – Class N:
Proceeds from shares sold	4,129,207	3,559,617
Reinvestment of distributions	1,232,480	276,526
Amount paid for shares redeemed	(1,778,790)	(1,715,924)
Proceeds from redemption fees (b)	208	—
Total Class N	3,583,105	2,120,219
Capital Transactions – Class A:
Proceeds from shares sold	124,623	533,513
Proceeds from shares converted from Class C	—	62,900
Reinvestment of distributions	59,910	5,492
Amount paid for shares redeemed	(8,001)	(540,288)
Total Class A	176,532	61,617
Capital Transactions – Class C (a):
Proceeds from shares sold	—	33,000
Reinvestment of distributions	—	443
Amount paid for shares redeemed	—	(52,323)
Amount converted to Class A	—	(62,900)
Total Class C	—	(81,780)
Capital Transactions – Institutional Class:
Proceeds from shares sold	1,474,622	271,870	(c)
Reinvestment of distributions	19,894	—
Total Institutional Class	1,494,516	271,870	(c)
Net increase in net assets resulting from capital transactions	5,254,153	2,371,926
Total Increase in Net Assets	5,743,516	5,815,457

10

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	For the Six Months Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Net Assets:
Beginning of period	$19,377,631	$13,562,174
End of period	$25,121,147	$19,377,631
Accumulated net investment income included in net assets at end of period	$14,710	$—
Share Transactions – Class N:
Shares sold	238,722	230,138
Shares issued in reinvestment of distributions	74,007	18,834
Shares redeemed	(103,356)	(107,298)
Total Class N	209,373	141,674
Share Transactions – Class A:
Shares sold	7,268	31,099
Shares converted from Class C	—	3,876
Shares issued in reinvestment of distributions	3,604	387
Shares redeemed	(475)	(37,550)
Total Class A	10,397	(2,188)
Share Transactions – Class C (a):
Shares sold	—	2,126
Shares issued in reinvestment of distributions	—	32
Shares redeemed	—	(2,973)
Shares converted to Class A	—	(3,876)
Total Class C	—	(4,691)
Share Transactions – Institutional Class:
Shares sold	86,567	15,862 (c)
Shares issued in reinvestment of distributions	1,196	—
Total Institutional Class	87,763	15,862 (c)

(a)	For the period November 1, 2012 to August 19, 2013 (effective date of Class C shares conversion to Class A shares).
(b)	The Fund charges a 2.00% redemption fee on shares redeemed within 60 days of purchase.
(c)	For the period October 29, 2013 (Institutional Class shares commenced operations) to October 31, 2013.

11

The accompanying notes are an integral part of these financial statements.

Dana Large Cap Equity Fund – Class N

Financial Highlights

Selected data for a share outstanding throughout each period.

	Six Months Ended April 30, 2014 (Unaudited)		Years Ended October 31,			Period Ended October 31, 2010(a)
			2013	2012	2011
Net asset value, at beginning of period	$17.19		$13.88	$12.50	$11.83	$10.00

Income from investment operations:

Net investment income (loss)	0.09		0.21 *	0.14 *	0.09 *	0.06	*

Net realized and unrealized gain (loss) on investments	1.43		3.40	1.51	0.67	1.81

Total from investment operations	1.52		3.61	1.65	0.76	1.87

Distributions from:

Net investment income	(0.08)		(0.22)	(0.14)	(0.09)	(0.04)

Net realized gain	(1.12)		(0.08)	(0.13)	–	–

Total from distributions	(1.20)		(0.30)	(0.27)	(0.09)	(0.04)

Redemption fees***	–		–	–	–	–

Net asset value, at end of period	$17.51		$17.19	$13.88	$12.50	$11.83

Total Return**	9.21	%(b)	26.35%	13.44%	6.40%	18.76	%(b)

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$22,314		$18,306	$12,819	$8,961	$3,524

Before waiver

Ratio of expenses to average net assets	2.15	%(c)	1.99%	2.30%	3.50%	9.63	%(c)

Ratio of net investment income (loss) to average net assets	(0.05	)%(c)	0.32%	0.24%	(1.28)%	(7.32	)%(c)

After waiver

Ratio of expenses to average net assets	0.98	%(c)	0.98%	1.50%	1.50%	1.50	%(c)

Ratio of net investment income (loss) to average net assets	1.12	%(c)	1.33%	1.04%	0.72%	0.82	%(c)

Portfolio turnover	30	%(b)	70%	54%	53%	32	%(b)

(a)	The Dana Large Cap Equity Fund Class N commenced operations on March 1, 2010.
(b)	Not annualized
(c)	Annualized
*	Per share net investment income has been determined on the basis of average shares outstanding during the period.
**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
***	The amount is less than $0.005 per share.

12

The accompanying notes are an integral part of these financial statements.

Dana Large Cap Equity Fund – Class A

Financial Highlights

Selected data for a share outstanding throughout each period.

	Six Months Ended April 30, 2014 (Unaudited)		Years ended October 31,			Period Ended October 31, 2010(a)
			2013	2012	2011
Net asset value, at beginning of period	$17.17		$13.92	$12.52	$11.84	$10.95

Income from investment operations:

Net investment income (loss)	0.10		0.13 *	0.14 *	0.08 *	–	*,***

Net realized and unrealized gain (loss) on investments	1.41		3.39	1.52	0.67	0.89

Total from investment operations	1.51		3.52	1.66	0.75	0.89

Distributions from:

Net investment income	(0.09)		(0.19)	(0.13)	(0.07)	–

Net realized gain	(1.12)		(0.08)	(0.13)	–	–

Total from distributions	(1.21)		(0.27)	(0.26)	(0.07)	–

Redemption fees ***	–		–	–	–	–

Net asset value, at end of period	$17.47		$17.17	$13.92	$12.52	$11.84

Total Return **	9.15	%(b)	25.67%	13.54%	6.36%	8.13	%(b)

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$995		$799	$678	$301	$3

Before waiver:

Ratio of expenses to average net assets	2.15	%(c)	1.98%	2.27%	3.11%	4.75	%(c)

Ratio of net investment income (loss) to average net assets	(0.06	)%(c)	0.35%	0.22%	(0.95)%	(2.94	)%(c)

After waiver:

Ratio of expenses to average net assets	0.98	%(c)	1.49%	1.50%	1.50%	1.50	%(c)

Ratio of net investment income (loss) to average net assets	1.11	%(c)	0.84%	1.00%	0.66%	0.31	%(c)

Portfolio turnover	30	%(b)	70%	54%	53%	32	%(b)

(a)	The Dana Large Cap Equity Fund Class A commenced operations on July 28, 2010.
(b)	Not annualized
(c)	Annualized
*	Per share net investment income has been determined on the basis of average shares outstanding during the period.
**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, excluding maximum sales charge, and is not annualized for periods of less than one year.
***	The amount is less than $0.005 per share.

13

The accompanying notes are an integral part of these financial statements.

Dana Large Cap Equity Fund – Institutional Class

Financial Highlights

Selected data for a share outstanding throughout each period.

	Six Months Ended April 30, 2014 (Unaudited)		Period Ended October 31, 2013(a)
Net asset value, at beginning of period	$17.19		$17.14

Income from investment operations:

Net investment income (loss)	0.13		–	*

Net realized and unrealized gain (loss) on investments	1.41		0.05

Total from investment operations	1.54		0.05

Distributions from:

Net investment income	(0.13)		–

Net realized gain	(1.12)		–

Total from distributions	(1.25)		–

Net asset value, at end of period	$17.48		$17.19

Total Return **	9.36	%(b)	0.29	%(b)

Ratios/Supplemental Data:

Net assets at end of period (thousands)	$1,812		$273

Before waiver:

Ratio of expenses to average net assets	1.86	%(c)	1.53	%(c)

Ratio of net investment income (loss) to average net assets	(0.12	)%(c)	(0.31	)%(c)

After waiver:

Ratio of expenses to average net assets	0.73	%(c)	0.73	%(c)

Ratio of net investment income (loss) to average net assets	1.01	%(c)	0.49	%(c)

Portfolio turnover	30	%(b)	70	%(b)

(a)	The Dana Large Cap Equity Fund Institutional Class commenced operations on October 29, 2013.
(b)	Not annualized
(c)	Annualized
*	Per share net investment income has been determined on the basis of average shares outstanding during the period. The amount is less than $0.005 per share.
**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

14

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements (Unaudited)

April 30, 2014

NOTE 1. ORGANIZATION

The Dana Large Cap Equity Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (“Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Dana Investment Advisors, Inc. (the “Adviser”). The Fund seeks long-term growth of capital.

The Fund currently offers Class N shares, Class A shares, and Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board. Class A currently has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. All three share classes impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.

The Fund was previously a series of the Epiphany Funds, an unaffiliated registered investment company and was named Dana Large Cap Core Fund. On October 22, 2013, shareholders of the Fund voted to reorganize the Fund into the Trust effective October 28, 2013.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

For the six months ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. The Fund is subject to examination by U.S. federal tax authorities for the last four tax year ends and the interim tax period since then.

15

Notes to the Financial Statements (Unaudited) (continued)

April 30, 2014

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income on a quarterly basis. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, on an annual basis. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

16

Notes to the Financial Statements (Unaudited) (continued)

April 30, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by a pricing service at the NASDAQ official closing price. Lacking a last sale price, an exchange security is generally valued by the pricing service at its last bid price.

When using the market quotations or close prices provided by a pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined represents fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current

17

Notes to the Financial Statements (Unaudited) (continued)

April 30, 2014

sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$24,763,912	$–	$–	$24,763,912
Short-Term Investments	598,875	–	–	598,875
Total	$25,362,787	$–	$–	$25,362,787

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of April 30, 2014 and the previous reporting period end.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement between the Trust and the Adviser (the “Agreement”) for the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. For the six months ended April 30, 2014, the Adviser earned fees of $73,622 from the Fund before the waivers described below. At April 30, 2014, the Adviser owed $7,111 to the Fund including fee waivers and expense reimbursements.

Beginning October 28, 2013, the Adviser contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2017, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid

18

Notes to the Financial Statements (Unaudited) (continued)

April 30, 2014

under a shareholder services plan, and indirect expenses (such as “acquired funds fees and expenses”) do not exceed 0.73% for Class N, Class A and Institutional shares.

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. The contractual agreement is in effect through February 28, 2017. The expense cap may not be terminated prior to this date except by the Board. For the six months ended April 30, 2014, the Adviser waived fees or reimbursed expenses of $123,019 from the Fund.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through October 31,
$ 2,189	2016
123,019	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. For the six months ended April 30, 2014, HASI earned fees of $21,167 from the Fund for administrative services. At April 30, 2014 HASI was owed $3,762 from the Fund for administrative services. The Trust also retains HASI to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the six months ended April 30, 2014, the HASI earned fees of $24,246 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At April 30, 2014, HASI was owed $3,795 for transfer agent services and out-of-pocket expenses.

For the six months ended April 30, 2014, the HASI earned fees of $17,610 from the Fund for fund accounting services. At April 30, 2014, HASI was owed $3,026 from the Fund for fund accounting services.

Certain officers and one Trustee of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor” or “Unified”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended April 30, 2014, the Custodian earned fees $2,816 for custody services. At April 30, 2014, the Custodian was owed $2,286 for custody services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets of the Class N and Class A shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance

19

Notes to the Financial Statements (Unaudited) (continued)

April 30, 2014

in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended April 30, 2014, Class N shares 12b-1 expense incurred by the Fund was $24,626 and Class A shares 12b-1 expense incurred by the Fund was $1,134. The Fund owed $4,429 for Class N shares and $202 for Class A shares 12b-1 fees as of April 30, 2014.

Unified acts as the principal distributor of the Fund’s shares. During the six months ended April 30, 2014, the Distributor received $7,388 from commissions earned on sales of Class A shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Amount
Purchases
U.S. Government Obligations	$–
Other	10,253,742
Sales
U.S. Government Obligations	$–
Other	6,278,867

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At April 30, 2014, Charles Schwab & Co. (“Schwab”) owned, as record shareholders, 35% of the Fund. The Trust does not know whether Schwab, or any of the underlying beneficial owners, owned or controlled 25% or more of the voting securities of the Fund. As a result, Schwab may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$4,858,260
Gross Unrealized Depreciation	(52,730)
Net Unrealized Appreciation	$4,805,530

20

Notes to the Financial Statements (Unaudited) (continued)

April 30, 2014

At April 30, 2014, the aggregate cost of securities for federal income tax purposes was $20,557,257 for the Fund.

At October 31, 2013, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed Ordinary Income	$206,368
Undistributed Long-Term Capital Gains	1,085,827
Unrealized Appreciation (Depreciation)	4,111,119
Total Accumulated Earnings (Deficit)	$5,403,314

The tax character of distributions paid for the fiscal year ended October 31, 2013 was as follows:

2013
Distributions paid from:
Ordinary Income	$217,606
Net Long-Term Capital Gains	76,816
$294,422

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of financial statements or additional disclosure.

21

Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (855) 280-9648 to request a copy of the SAI or to make shareholder inquiries.

22

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect.  A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose.  A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security.  Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information.  The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

23

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (855) 280-9648 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISER

Dana Investment Advisors, Inc.

15800 Bluemound Rd., Suite 250

Brookfield, WI 53005

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2.	Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3.	Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4.	Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments. Schedules filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8.	Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)    (1)    Not Applicable – filed with annual report

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)             Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By *	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By *	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	June 27, 2014

By *	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	June 27, 2014